                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333

                     Oppenheimer Main Street Small Cap Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: June 30

                      Date of reporting period: 03/31/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
COMMON STOCKS--99.2%
CONSUMER DISCRETIONARY--18.3%
AUTO COMPONENTS--1.0%
American Axle & Manufacturing Holdings, Inc.(1)                 595,482   $      786,036
Amerigon, Inc.(1, 2)                                             17,300           64,010
ArvinMeritor, Inc.                                              813,782          642,888
Autoliv, Inc.(1)                                                304,777        5,659,709
Cooper Tire & Rubber Co.                                        740,555        2,991,842
Drew Industries, Inc.(1, 2)                                     206,900        1,795,892
Exide Technologies(1, 2)                                        336,681        1,010,043
Federal-Mogul Corp.(2)                                            7,695           51,403
Fuel Systems Solutions, Inc.(1, 2)                               90,712        1,222,798
Gentex Corp.                                                     38,800          386,448
Goodyear Tire & Rubber Co. (The)(1, 2)                          344,100        2,154,066
Lear Corp.(2)                                                   851,600          638,700
Modine Manufacturing Co.                                        139,891          349,728
Shiloh Industries, Inc.(2)                                       16,900           34,645
Stoneridge, Inc.(2)                                             274,061          578,269
Superior Industries International, Inc.                         114,107        1,352,168
Tenneco, Inc.(1, 2)                                             815,596        1,329,421
TRW Automotive Holdings Corp.(2)                                862,060        2,775,833
WABCO Holdings, Inc.                                            389,217        4,791,261
                                                                          --------------
                                                                              28,615,160
                                                                          --------------
AUTOMOBILES--0.3%
Thor Industries, Inc.(1)                                        413,500        6,458,870
Winnebago Industries, Inc.                                      183,328          973,472
                                                                          --------------
                                                                               7,432,342
                                                                          --------------
DISTRIBUTORS--0.0%
Core-Mark Holding Co., Inc.(2)                                   28,200          513,804
                                                                          --------------
DIVERSIFIED CONSUMER SERVICES--0.6%
Career Education Corp.(1, 2)                                    160,000        3,833,600
Hillenbrand, Inc.                                                33,900          542,739
Learning Tree International, Inc.(2)                                300            2,541
Noah Education Holdings Ltd., ADR                               120,320          362,163
Pre-Paid Legal Services, Inc.(1, 2)                              15,349          445,581
Regis Corp.                                                     430,895        6,226,433
Service Corp. International                                     277,600          968,824
Steiner Leisure Ltd.(2)                                         114,883        2,804,294
Stewart Enterprises, Inc.(1)                                    589,271        1,909,238
Universal Technical Institute, Inc.(1, 2)                        34,900          418,800
                                                                          --------------
                                                                              17,514,213
                                                                          --------------
HOTELS, RESTAURANTS & LEISURE--2.8%
AFC Enterprises, Inc.(2)                                         32,100          144,771
Ameristar Casinos, Inc.(1)                                       61,192          769,795
Bally Technologies, Inc.(2)                                     122,000        2,247,240
BJ's Restaurants, Inc.(2)                                        87,675        1,219,559


                   1 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Bob Evans Farms, Inc.                                           369,300   $    8,279,706
Boyd Gaming Corp.(1)                                            798,542        2,978,562
Brinker International, Inc.(1)                                  501,380        7,570,838
Buffalo Wild Wings, Inc.(2)                                       9,800          358,484
California Pizza Kitchen, Inc.(2)                               182,500        2,387,100
CEC Entertainment, Inc.(2)                                      200,100        5,178,588
Cheesecake Factory, Inc. (The)(1, 2)                             59,100          676,695
Churchill Downs, Inc.                                            15,900          477,954
CKE Restaurants, Inc.                                           314,500        2,641,800
Cracker Barrel Old Country Store, Inc.(1)                       177,057        5,070,912
Denny's Corp.(2)                                                925,700        1,545,919
DineEquity, Inc.(1)                                              88,012        1,043,822
Dover Downs Gaming & Entertainment, Inc.                         12,230           37,546
Gaylord Entertainment Co., Cl. A(2)                              69,000          574,770
International Game Technology                                    72,036          664,172
International Speedway Corp., Cl. A                              98,740        2,178,204
Interval Leisure Group, Inc.(2)                                  58,460          309,838
Isle of Capri Casinos, Inc.(2)                                  101,300          535,877
Jack in the Box, Inc.(2)                                         74,700        1,739,763
Krispy Kreme Doughnuts, Inc.(1, 2)                              335,800          537,280
Life Time Fitness, Inc.(1, 2)                                   170,109        2,136,569
Marcus Corp. (The)                                               85,500          726,750
Morgans Hotel Group Co.(1, 2)                                    21,000           65,310
O'Charley's, Inc.                                                33,490          100,805
Orient-Express Hotel Ltd., Cl. A(1)                             294,042        1,205,572
Panera Bread Co., Cl. A(1, 2)                                    24,000        1,341,600
Papa John's International, Inc.(2)                               25,900          592,333
Pinnacle Entertainment, Inc.(1, 2)                              287,094        2,021,142
Red Robin Gourmet Burgers, Inc.(2)                              156,116        2,752,325
Royal Caribbean Cruises Ltd.(1)                                 221,000        1,770,210
Ruby Tuesday, Inc.(2)                                           319,900          934,108
Shuffle Master, Inc.(2)                                         148,471          426,112
Sonic Corp.(2)                                                   79,400          795,588
Speedway Motorsports, Inc.                                      164,354        1,942,664
Steak n Shake Co. (The)(1, 2)                                   136,911        1,036,416
Texas Roadhouse, Inc., Cl. A(2)                                  36,400          346,892
Town Sports International Holdings, Inc.(1, 2)                   60,772          181,708
Vail Resorts, Inc.(1, 2)                                        139,300        2,845,899
WMS Industries, Inc.(1, 2)                                      223,900        4,681,749
Wyndham Worldwide Corp.                                         665,661        2,795,776
                                                                          --------------
                                                                              77,868,723
                                                                          --------------
HOUSEHOLD DURABLES--1.8%
American Greetings Corp., Cl. A(1)                              786,195        3,978,147
Beazer Homes USA, Inc.(2)                                       290,480          293,385


                   2 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
HOUSEHOLD DURABLES CONTINUED
Blyth, Inc.                                                     124,020   $    3,240,643
Brookfield Homes Corp.(1)                                        19,700           67,965
Cavco Industries, Inc.(1, 2)                                     17,000          401,200
Centex Corp.(1)                                                 249,900        1,874,250
Champion Enterprises, Inc.(2)                                   818,000          392,640
CSS Industries, Inc.                                             59,092        1,004,564
Ethan Allen Interiors, Inc.(1)                                   98,200        1,105,732
Furniture Brands International, Inc.(1)                         485,640          713,891
Garmin Ltd.                                                      13,000          275,730
Harman International Industries, Inc.(1)                        339,300        4,590,729
Helen of Troy Ltd.(2)                                           200,586        2,758,058
Hooker Furniture Corp.(1)                                       125,000        1,055,000
Hovnanian Enterprises, Inc., Cl. A(1, 2)                        844,583        1,317,549
Jarden Corp.(1, 2)                                              213,200        2,701,244
KB Home(1)                                                      181,600        2,393,488
La-Z-Boy, Inc.                                                  574,506          718,133
Lennar Corp., Cl. A(1)                                          720,700        5,412,457
M/I Homes, Inc.                                                 178,276        1,246,149
Meritage Homes Corp.(1, 2)                                      257,354        2,938,983
Mohawk Industries, Inc.(2)                                        7,511          224,354
National Presto Industries, Inc.                                 39,200        2,391,592
Palm Harbor Homes, Inc.(1, 2)                                    39,467           88,011
Ryland Group, Inc. (The)(1)                                     267,400        4,454,884
Sealy Corp.(2)                                                  343,742          512,176
Standard Pacific Corp.(1, 2)                                    162,300          142,824
Tempur-Pedic International, Inc.(1)                             185,714        1,355,712
Tupperware Brands Corp.                                         135,500        2,302,145
Whirlpool Corp.                                                  26,700          790,053
                                                                          --------------
                                                                              50,741,688
                                                                          --------------
INTERNET & CATALOG RETAIL--0.9%
1-800-FLOWERS.com, Inc.(2)                                      410,300          849,321
Bidz.com, Inc.(1, 2)                                             25,600          102,912
Blue Nile, Inc.(1, 2)                                            90,900        2,740,635
Expedia, Inc.(1, 2)                                             287,800        2,613,224
Gaiam, Inc.(1, 2)                                                49,800          163,344
HSN, Inc.(2)                                                     92,060          473,188
Liberty Media Corp.-Interactive, Series A(2)                    414,800        1,202,920
NetFlix.com, Inc.(1, 2)                                         175,800        7,545,336
NutriSystem, Inc.(1)                                            227,255        3,242,929
Orbitz Worldwide, Inc.(2)                                       167,457          216,020
Overstock.com, Inc.(1, 2)                                       172,808        1,581,193
PetMed Express, Inc.(1, 2)                                      114,700        1,890,256
Shutterfly, Inc.(2)                                              89,100          834,867


                   3 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
INTERNET & CATALOG RETAIL CONTINUED
Stamps.com, Inc.(1, 2)                                          188,564   $    1,829,071
Ticketmaster Entertainment, Inc.(2)                             210,260          775,859
                                                                          --------------
                                                                              26,061,075
                                                                          --------------
LEISURE EQUIPMENT & PRODUCTS--0.8%
Brunswick Corp.(1)                                            1,338,100        4,616,445
Callaway Golf Co.(1)                                            744,450        5,345,151
Eastman Kodak Co.(1)                                            401,247        1,524,739
JAKKS Pacific, Inc.(2)                                          259,700        3,207,295
Leapfrog Enterprises, Inc.(2)                                   411,100          567,318
Polaris Industries, Inc.(1)                                     186,957        4,008,358
RC2 Corp.(2)                                                     79,800          420,546
Smith & Wesson Holding Corp.(1, 2)                               55,200          332,304
Steinway Musical Instruments, Inc.(2)                            63,510          760,215
                                                                          --------------
                                                                              20,782,371
                                                                          --------------
MEDIA--1.1%
Arbitron, Inc.                                                   46,300          694,963
Ascent Media Corp., Cl. A(2)                                     15,200          380,000
Belo Corp., Cl. A                                               801,909          489,164
CBS Corp., Cl. B                                                130,300          500,352
Central European Media Enterprises Ltd., Cl. A(1, 2)             51,126          585,904
Clear Channel Outdoor Holdings, Inc., Cl. A(2)                  121,300          445,171
Cox Radio, Inc., Cl. A(1, 2)                                    276,700        1,134,470
CTC Media, Inc.(2)                                               23,600          107,616
Cumulus Media, Inc., Cl. A(2)                                   155,200          156,752
Discovery Communications, Inc.(2)                                16,500          264,330
Dish Network Corp., Cl. A(2)                                     68,900          765,479
Entercom Communications Corp.                                    63,400           69,740
Entravision Communications Corp.(2)                             821,732          213,650
EW Scripps Co. (The), Cl. A(1)                                  363,000          490,050
Fisher Communications, Inc.                                       5,177           50,528
Gannett Co., Inc.(1)                                             79,300          174,460
Global Sources Ltd.(1, 2)                                       283,315        1,102,095
Harte-Hanks, Inc.(1)                                            199,410        1,066,844
Hearst-Argyle Television, Inc.                                   23,700           98,592
Journal Communications, Inc.                                    135,837          101,878
Knology, Inc.(2)                                                 73,100          301,172
Liberty Media Holding Corp.-Capital, Series A(2)                 87,174          608,475
Lin TV Corp., Cl. A(2)                                          169,130          189,426
Live Nation, Inc.(1, 2)                                         317,900          848,793
McClatchy Co., Cl. A(1)                                         414,867          203,285
Media General, Inc., Cl. A(1)                                   116,358          223,407
Mediacom Communications Corp.(1, 2)                             244,724          986,238
Meredith Corp.                                                  466,320        7,759,565
National CineMedia, Inc.                                        173,700        2,289,366


                   4 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
MEDIA CONTINUED
Scholastic Corp.(1)                                             379,500   $    5,719,065
Scripps Networks Interactive, Cl. A                              12,500          281,375
Sinclair Broadcast Group, Inc., Cl. A                           644,700          664,041
Valassis Communications, Inc.(2)                                 55,150           86,586
Warner Music Group Corp.(1, 2)                                  409,899          963,263
                                                                          --------------
                                                                              30,016,095
                                                                          --------------
MULTILINE RETAIL--0.6%
Big Lots, Inc.(2)                                               284,400        5,909,832
Dillard's, Inc., Cl. A                                        1,014,873        5,784,776
Family Dollar Stores, Inc.                                        8,500          283,645
Fred's, Inc.(1)                                                 455,307        5,135,863
Retail Ventures, Inc.(2)                                         16,700           25,384
Sears Holdings Corp.(1, 2)                                        6,500          297,115
                                                                          --------------
                                                                              17,436,615
                                                                          --------------
SPECIALTY RETAIL--6.3%
Aaron Rents, Inc.                                                 4,000          106,640
Abercrombie & Fitch Co., Cl. A(1)                                89,500        2,130,100
Aeropostale, Inc.(2)                                            290,550        7,717,008
America's Car-Mart, Inc.(1, 2)                                  116,500        1,583,235
American Eagle Outfitters, Inc.                                  80,800          988,992
AnnTaylor Stores Corp.(2)                                     1,150,459        5,982,387
Asbury Automotive Group, Inc.                                   356,460        1,536,343
AutoNation, Inc.(2)                                             223,181        3,097,752
Barnes & Noble, Inc.(1)                                         301,870        6,453,981
bebe stores, inc.                                               265,600        1,771,552
Big 5 Sporting Goods Corp.                                       17,600          103,312
Blockbuster, Inc., Cl. A(2)                                     368,492          265,314
Books-A-Million, Inc.                                            19,400           89,240
Borders Group, Inc.(2)                                          416,916          262,657
Brown Shoe Co., Inc.                                            652,940        2,448,525
Buckle, Inc. (The)(1)                                           303,712        9,697,524
Cabela's, Inc.(1, 2)                                            125,600        1,144,216
Cato Corp., Cl. A                                               136,359        2,492,643
Charlotte Russe Holding, Inc.(2)                                174,996        1,426,217
Charming Shoppes, Inc.(2)                                       603,998          845,597
Chico's FAS, Inc.(2)                                            409,500        2,199,015
Children's Place Retail Stores, Inc.(1, 2)                      390,300        8,543,667
Christopher & Banks Corp.                                       249,800        1,021,682
Citi Trends, Inc.(2)                                            217,527        4,979,193
Coldwater Creek, Inc.(2)                                        467,560        1,173,576
Collective Brands, Inc.(2)                                      163,700        1,594,438
Conn's, Inc.(1, 2)                                              115,541        1,622,196
Dress Barn, Inc. (The)(1, 2)                                    702,900        8,638,641
Finish Line, Inc. (The), Cl. A                                  571,400        3,782,668
Foot Locker, Inc.                                               347,524        3,642,052


                   5 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
SPECIALTY RETAIL CONTINUED
GameStop Corp., Cl. A(2)                                         22,200   $      622,044
Genesco, Inc.(2)                                                244,515        4,604,217
Group 1 Automotive, Inc.(1)                                     298,910        4,175,773
Guess?, Inc.                                                     44,900          946,492
Gymboree Corp.(2)                                                75,919        1,620,871
Haverty Furniture Cos., Inc.(1)                                 280,425        2,952,875
hhgregg, Inc.(2)                                                 64,669          915,066
Hibbett Sports, Inc.(1, 2)                                       85,417        1,641,715
Hot Topic, Inc.(1, 2)                                           414,162        4,634,473
Jo-Ann Stores, Inc.(1, 2)                                       200,600        3,277,804
Limited Brands, Inc.                                            126,300        1,098,810
Lumber Liquidators, Inc.(1, 2)                                   32,931          419,870
Men's Wearhouse, Inc. (The)(1)                                  416,000        6,298,240
Monro Muffler Brake, Inc.                                        16,900          461,877
New York & Co., Inc.(2)                                         445,600        1,581,880
Office Depot, Inc.(2)                                         1,535,200        2,011,112
OfficeMax, Inc.                                                 459,100        1,432,392
Pacific Sunwear of California, Inc.(2)                          696,800        1,156,688
Penske Automotive Group, Inc.(1)                                493,800        4,607,154
Pep Boys-Manny, Moe & Jack(1)                                   376,396        1,659,906
RadioShack Corp.                                                 47,834          409,937
Rent-A-Center, Inc.(2)                                          476,900        9,237,553
Sally Beauty Holdings, Inc.(1, 2)                               711,188        4,039,548
Signet Jewelers Ltd.                                              9,944          113,859
Sonic Automotive, Inc.(1)                                       321,696          514,714
Stage Stores, Inc.                                              453,428        4,570,554
Systemax, Inc.(2)                                               210,162        2,715,293
Talbots, Inc. (The)(1)                                          533,700        1,873,287
Tractor Supply Co.(1, 2)                                        160,015        5,770,141
Tween Brands, Inc.(2)                                           272,408          582,953
Ulta Salon, Cosmetics & Fragrance, Inc.(2)                       11,601           76,799
Wet Seal, Inc., Cl. A(2)                                        981,165        3,296,714
Williams-Sonoma, Inc.(1)                                        689,000        6,945,120
Zale Corp.(1, 2)                                                432,900          844,155
Zumiez, Inc.(2)                                                 124,700        1,209,590
                                                                          --------------
                                                                             175,659,839
                                                                          --------------
TEXTILES, APPAREL & LUXURY GOODS--2.1%
American Apparel, Inc.(1, 2)                                     66,600          194,472
Carter's, Inc.(2)                                               109,200        2,054,052
Coach, Inc.(1, 2)                                               114,900        1,918,830
Crocs, Inc.(1, 2)                                               220,700          262,633
FGX International Holdings Ltd.(2)                                2,148           24,960
Fossil, Inc.(2)                                                  69,800        1,095,860


                   6 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
TEXTILES, APPAREL & LUXURY GOODS CONTINUED
Iconix Brand Group, Inc.(2)                                      22,265   $      197,045
Jones Apparel Group, Inc.                                     1,049,616        4,429,380
K-Swiss, Inc., Cl. A                                             55,900          477,386
Kenneth Cole Productions, Inc., Cl. A(1)                         63,700          407,043
Liz Claiborne, Inc.                                           1,796,700        4,437,849
Maidenform Brands, Inc.(2)                                      128,000        1,172,480
Movado Group, Inc.                                               76,126          573,990
Oxford Industries, Inc.                                         144,600          892,182
Perry Ellis International, Inc.(2)                              215,800          746,668
Phillips/Van Heusen Corp.                                       334,026        7,575,710
Polo Ralph Lauren Corp., Cl. A                                   20,300          857,675
Quicksilver, Inc.(2)                                          1,449,038        1,854,769
Skechers USA, Inc., Cl. A(2)                                    405,400        2,704,018
Steven Madden Ltd.(2)                                           131,844        2,476,030
Timberland Co., Cl. A(1, 2)                                     457,136        5,458,204
True Religion Apparel, Inc.(1, 2)                                47,500          560,975
Unifi, Inc.(2)                                                  336,785          215,542
UniFirst Corp.                                                   71,316        1,985,437
Volcom, Inc.(1, 2)                                               53,118          515,245
Warnaco Group, Inc. (The)(2)                                    426,111       10,226,664
Wolverine World Wide, Inc.                                      306,800        4,779,944
                                                                          --------------
                                                                              58,095,043
                                                                          --------------
CONSUMER STAPLES--2.3%
BEVERAGES--0.1%
Boston Beer Co., Inc., Cl. A(1, 2)                               24,578          512,697
Central European Distribution Corp.(2)                           76,815          826,529
Coca-Cola Bottling Co. Consolidated                                 288           14,990
Hansen Natural Corp.(2)                                           7,500          270,000
                                                                          --------------
                                                                               1,624,216
                                                                          --------------
FOOD & STAPLES RETAILING--0.6%
Andersons, Inc. (The)(1)                                         37,000          523,180
Arden Group, Inc., Cl. A                                          8,788        1,026,790
Casey's General Stores, Inc.                                     47,100        1,255,686
Great Atlantic & Pacific Tea Co., Inc. (The)(2)                  75,000          398,250
Ingles Markets, Inc., Cl. A                                      42,600          636,018
Nash Finch Co.                                                   80,400        2,258,436
Pantry, Inc. (The)(2)                                           250,366        4,408,945
PriceSmart, Inc.                                                  4,900           88,249
Ruddick Corp.                                                     4,800          107,760
Spartan Stores, Inc.                                             65,045        1,002,343
SUPERVALU, Inc.                                                  77,300        1,103,844
Weis Markets, Inc.                                                3,398          105,474
Whole Foods Market, Inc.(1)                                     235,600        3,958,080
Winn-Dixie Stores, Inc.(2)                                       56,838          543,371
                                                                          --------------
                                                                              17,416,426
                                                                          --------------


                   7 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
FOOD PRODUCTS--0.5%
Agria Corp., ADR(2)                                               5,700   $        6,441
Chiquita Brands International, Inc.(1, 2)                       396,510        2,628,861
ConAgra Foods, Inc.                                              17,400          293,538
Darling International, Inc.(2)                                1,010,561        3,749,181
Del Monte Foods Co.                                             182,100        1,327,509
Diamond Foods, Inc.(1)                                           75,000        2,094,750
Fresh Del Monte Produce, Inc.(2)                                 73,800        1,211,796
J&J Snack Foods Corp.                                            15,700          543,063
Lancaster Colony Corp.                                            8,100          335,988
Omega Protein Corp.(2)                                          225,298          594,787
Ralcorp Holdings, Inc.(2)                                        29,100        1,567,908
Reddy Ice Holdings, Inc.                                         33,600           49,392
Smithfield Foods, Inc.(2)                                        84,000          794,640
                                                                          --------------
                                                                              15,197,854
                                                                          --------------
HOUSEHOLD PRODUCTS--0.2%
Central Garden & Pet Co., Cl. A(2)                              341,631        2,569,065
WD-40 Co.                                                        65,235        1,574,773
                                                                          --------------
                                                                               4,143,838
                                                                          --------------
PERSONAL PRODUCTS--0.7%
American Oriental Bioengineering, Inc.(1, 2)                    775,100        2,991,886
Bare Escentuals, Inc.(2)                                        303,600        1,244,760
Elizabeth Arden, Inc.(2)                                        133,549          778,591
Herbalife Ltd.                                                  388,708        5,822,846
Inter Parfums, Inc.(1)                                          159,660          930,818
NBTY, Inc.(2)                                                   390,043        5,491,805
Nu Skin Asia Pacific, Inc., Cl. A                                70,456          739,083
Prestige Brands Holdings, Inc.(2)                               349,773        1,811,824
                                                                          --------------
                                                                              19,811,613
                                                                          --------------
TOBACCO--0.2%
Universal Corp.                                                 156,200        4,673,504
                                                                          --------------
ENERGY--6.9%
ENERGY EQUIPMENT & SERVICES--3.4%
Allis-Chalmers Energy, Inc.(1, 2)                               297,861          574,872
Basic Energy Services, Inc.(1, 2)                               327,360        2,118,019
BJ Services Co.(1)                                              138,900        1,382,055
Bristow Group, Inc.(1, 2)                                        16,000          342,880
Bronco Drilling Co., Inc.(2)                                    100,158          526,831
Complete Production Services, Inc.(2)                           626,502        1,929,626
Dawson Geophysical Co.(2)                                        70,700          954,450
Dresser-Rand Group, Inc.(2)                                     110,800        2,448,680
Dril-Quip, Inc.(2)                                              157,373        4,831,351
ENGlobal Corp.(1, 2)                                            226,900        1,030,126
ENSCO International, Inc.                                        67,430        1,780,152
Exterran Holdings, Inc.(1, 2)                                   323,975        5,190,080


                   8 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
ENERGY EQUIPMENT & SERVICES CONTINUED
Forbes Energy Services Ltd.(2)                                  145,200   $       61,037
Forbes Energy Services Ltd., Legend Shares(2, 3)                575,300          241,838
Global Industries Ltd.(2)                                       733,800        2,817,792
Gulf Island Fabrication, Inc.                                   220,796        1,768,576
Gulfmark Offshore, Inc.(2)                                      175,786        4,194,254
Helix Energy Solutions Group, Inc.(2)                           916,000        4,708,240
Helmerich & Payne, Inc.                                          22,100          503,217
Hercules Offshore, Inc.(2)                                      498,900          788,262
Hornbeck Offshore Services, Inc.(2)                             134,670        2,052,371
ION Geophysical Corp.(2)                                        311,700          486,252
Key Energy Services, Inc.(2)                                  1,199,616        3,454,894
Matrix Service Co.(2)                                           181,000        1,487,820
NATCO Group, Inc., Cl. A(2)                                      90,608        1,715,209
Natural Gas Services Group(2)                                   106,000          954,000
Newpark Resources, Inc.(2)                                      681,299        1,723,686
Noble Corp.                                                      13,500          325,215
North American Energy Partners, Inc.(2)                         115,800          353,190
Oceaneering International, Inc.(2)                               38,100        1,404,747
Oil States International, Inc.(2)                               519,893        6,976,964
Parker Drilling Co.(2)                                        1,176,248        2,164,296
Patterson-UTI Energy, Inc.(1)                                   210,400        1,885,184
Pioneer Drilling Co.(2)                                         302,900          993,512
Precision Drilling Trust                                      1,177,332        3,155,250
Pride International, Inc.(2)                                     36,600          658,068
RPC, Inc.(1)                                                     39,700          263,211
Seacor Holdings, Inc.(1, 2)                                     106,620        6,217,012
Superior Energy Services, Inc.(2)                               377,322        4,863,681
Superior Well Services, Inc.(2)                                  17,400           89,262
T-3 Energy Services, Inc.(2)                                    114,161        1,344,817
Technicoil Corp.(2)                                             870,300          220,888
Technicoil Corp., Legend Shares(2)                               92,900           23,579
Tetra Technologies, Inc.(2)                                     769,689        2,501,489
Tidewater, Inc.(1)                                               25,600          950,528
Union Drilling, Inc.(1, 2)                                      190,700          724,660
Unit Corp.(1, 2)                                                225,630        4,720,180
Weatherford International Ltd.(2)                               138,100        1,528,767
Willbros Group, Inc.(2)                                         358,598        3,478,401
                                                                          --------------
                                                                              94,909,471
                                                                          --------------
OIL, GAS & CONSUMABLE FUELS--3.5%
Abraxas Petroleum Corp.(2)                                       88,100           90,743
Alberta Clipper Energy, Inc.(2)                                  20,913            8,294
Alpha Natural Resources, Inc.(2)                                 26,200          465,050
ATP Oil & Gas Corp.(1, 2)                                       384,700        1,973,511


                   9 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Berry Petroleum Co., Cl. A(1)                                   618,200   $    6,775,472
Bill Barrett Corp.(1, 2)                                        133,400        2,966,816
BPZ Resources, Inc.(1, 2)                                       123,415          456,636
Brigham Exploration Co.(2)                                      443,040          841,776
Callon Petroleum Co.(2)                                         285,587          311,290
Cano Petroleum, Inc.(2)                                          39,900           17,157
Carrizo Oil & Gas, Inc.(1, 2)                                    44,100          391,608
Celtic Exploration Ltd., Legend Shares(2)                        18,100          197,107
Cimarex Energy Co.(1)                                           178,300        3,277,154
Clean Energy Fuels Corp.(1, 2)                                   44,500          271,005
Contango Oil & Gas Co.(2)                                        38,900        1,524,880
Crosstex Energy, Inc.                                           261,100          428,204
CVR Energy, Inc.(2)                                             436,293        2,417,063
Delek US Holdings, Inc.                                         244,021        2,528,058
Delphi Energy Corp., Legend Shares(2)                            81,300           52,876
Denbury Resources, Inc.(2)                                      161,000        2,392,460
Encore Acquisition Co.(1, 2)                                    122,368        2,847,503
Energy Partners Ltd.(2)                                         206,880           18,619
EXCO Resources, Inc.(2)                                          55,500          555,000
Foundation Coal Holdings, Inc.                                  252,600        3,624,810
Frontier Oil Corp.(1)                                           331,900        4,245,001
Galleon Energy, Inc., Cl. A(2)                                  344,800          987,253
Galleon Energy, Inc., Subscription Receipts, Legend
   Shares(2)                                                    138,750          397,278
Gasco Energy, Inc.(2)                                           553,500          215,865
General Maritime Corp.(1)                                       168,914        1,182,398
GeoResources, Inc.(1, 2)                                         50,306          338,056
Gran Tierra Energy, Inc.(2)                                      77,600          194,776
Great Plains Exploration, Inc.(2)                               327,641           54,572
Gulfport Energy Corp.(2)                                         50,280          116,650
Holly Corp.(1)                                                  176,658        3,745,150
Houston American Energy Corp.                                     9,600           17,856
International Coal Group, Inc.(1, 2)                            151,870          244,511
Jura Energy Corp., Legend Shares(2)                             750,700           83,358
Knightsbridge Tankers Ltd.(1)                                   131,173        1,908,567
Mariner Energy, Inc.(2)                                         759,300        5,884,575
Massey Energy Co.                                               190,800        1,930,896
McMoRan Exploration Co.(1, 2)                                   312,508        1,468,788
Meridian Resource Corp. (The)(2)                                273,300           57,393
Midnight Oil Exploration Ltd.(2)                                539,550          342,354
Overseas Shipholding Group, Inc.(1)                             121,627        2,757,284
Paramount Resources Ltd., Cl. A(2)                               28,800          137,741
Penn Virginia Corp.                                              98,330        1,079,663
Petroleum Development Corp.(2)                                   33,250          392,683


                   10 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
PetroQuest Energy, Inc.(1, 2)                                   426,573   $    1,023,775
Quicksilver Resources, Inc.(1, 2)                               417,200        2,311,288
Rentech, Inc.(2)                                                 72,200           39,710
Rosetta Resources, Inc.(2)                                      657,000        3,252,150
SandRidge Energy, Inc.(2)                                       323,600        2,132,524
St. Mary Land & Exploration Co.(1)                              141,900        1,877,337
Stone Energy Corp.(2)                                           551,724        1,837,241
Swift Energy Co.(1, 2)                                          353,535        2,580,806
Teekay Corp.                                                     35,872          510,459
Teekay Tankers Ltd., Cl. A(1)                                    95,970          912,675
Tesoro Corp.(1)                                                  61,900          833,793
Tristar Oil & Gas Ltd.(2)                                        47,500          347,736
Tusk Energy Corp.(2)                                            536,315          906,052
Tusk Energy Corp., Legend Shares(2, 4)                          275,000          464,586
Tusk Energy Corp., Legend Shares(2)                             397,100          670,862
USEC, Inc.(1, 2)                                                228,600        1,097,280
VAALCO Energy, Inc.(2)                                          664,000        3,512,560
Vero Energy, Inc.(2)                                            260,917          678,782
W&T Offshore, Inc.(1)                                           509,400        3,132,810
Walter Industries, Inc.                                          48,216        1,102,700
Warren Resources, Inc.(1, 2)                                    149,600          143,616
Western Refining, Inc.(1)                                       390,974        4,668,230
Westmoreland Coal Co.(2)                                         23,700          169,929
Whiting Petroleum Corp.(2)                                       40,300        1,041,755
Williams (Clayton) Energy, Inc.(2)                                8,595          251,318
                                                                          --------------
                                                                              97,715,734
                                                                          --------------
FINANCIALS--13.5%
CAPITAL MARKETS--1.3%
Affiliated Managers Group, Inc.(2)                               27,500        1,147,025
Ameriprise Financial, Inc.                                       72,300        1,481,427
BGC Partners, Inc., Cl. A                                        21,000           46,410
Cohen & Steers, Inc.(1)                                          98,930        1,104,059
E*TRADE Financial Corp.(1, 2)                                 1,685,500        2,157,440
Eaton Vance Corp.                                                29,500          674,075
Evercore Partners, Inc., Cl. A                                   12,300          190,035
GAMCO Investors, Inc., Cl. A(1)                                  39,962        1,304,759
GFI Group, Inc.                                                 154,200          494,982
Invesco Ltd.                                                     21,200          293,832
Investment Technology Group, Inc.(2)                             89,800        2,291,696
Janus Capital Group, Inc.                                       387,200        2,574,880
KBW, Inc.(2)                                                     23,200          472,120
Knight Capital Group, Inc., Cl. A(2)                            174,539        2,572,705
LaBranche & Co., Inc.(2)                                        676,427        2,529,837
MF Global Ltd.(1, 2)                                            108,700          459,801


                   11 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
CAPITAL MARKETS CONTINUED
NGP Capital Resources Co.                                        17,800   $       88,466
Penson Worldwide, Inc.(2)                                       133,200          856,476
Piper Jaffray Cos., Inc.(1, 2)                                   47,453        1,223,813
Sanders Morris Harris Group, Inc.                                34,883          136,044
SEI Investments Co.                                              45,100          550,671
Stifel Financial Corp.(2)                                        92,650        4,012,672
SWS Group, Inc.(1)                                              329,094        5,110,830
Teton Advisors, Inc.(2, 4)                                          678            1,544
thinkorswim Group, Inc.(2)                                      135,312        1,169,096
Thomas Weisel Partners Group, Inc.(1, 2)                         28,500          102,030
Tradestation Group, Inc.(2)                                      34,300          226,380
U.S. Global Investors, Inc., Cl. A                                7,650           37,256
Virtus Investment Partners, Inc.(1, 2)                           25,310          164,768
Waddell & Reed Financial, Inc., Cl. A                           192,260        3,474,138
                                                                          --------------
                                                                              36,949,267
                                                                          --------------
COMMERCIAL BANKS--2.7%
1st Source Corp.                                                  8,688          156,818
Amcore Financial, Inc.                                           39,200           62,720
BancFirst Corp.                                                  16,500          600,600
Banco Latinoamericano de Exportaciones SA, Cl. E                 22,620          211,949
Boston Private Financial Holdings, Inc.(1)                      153,704          539,501
CapitalSource, Inc.                                             915,970        1,117,483
Capitol Bancorp Ltd.(1)                                          16,982           70,475
Cascade Bancorp(1)                                               41,275           67,278
Cathay Bancorp, Inc.(1)                                         152,257        1,588,041
Central Pacific Financial Corp.                                 307,000        1,719,200
Chemical Financial Corp.                                         54,200        1,127,902
Citizens Republic Bancorp, Inc.(2)                              253,000          392,150
City Bank(1)                                                     25,302           83,497
City Holding Co.                                                122,500        3,343,025
CoBiz Financial, Inc.(1)                                         55,500          291,375
Colonial BancGroup, Inc. (The)(1)                               680,504          612,454
Columbia Banking System, Inc.                                    55,339          354,170
Community Bank System, Inc.(1)                                  203,200        3,403,600
Community Trust Bancorp, Inc.                                    71,900        1,923,325
East West Bancorp, Inc.(1)                                      447,885        2,046,834
First Community Bancshares, Inc.(1)                              33,699          393,267
First Financial Bancorp                                          72,100          687,113
First Horizon National Corp.(1)                                 150,044        1,611,473
First Merchants Corp.                                           112,200        1,210,638
First Midwest Bancorp, Inc.(1)                                  217,398        1,867,449
First Security Group, Inc.                                       88,480          298,178
FirstMerit Corp.                                                 56,300        1,024,660
Frontier Financial Corp.(1)                                     317,130          348,843
Greene Bankshares, Inc.(1)                                       43,699          384,551


                   12 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
COMMERCIAL BANKS CONTINUED
Guaranty Bancorp(2)                                              66,500   $      116,375
Hancock Holding Co.(1)                                            9,000          281,520
Hanmi Financial Corp.                                            96,160          125,008
IBERIABANK Corp.(1)                                              10,107          464,316
Independent Bank Corp.(1)                                        17,594          259,512
International Bancshares Corp.(1)                               130,600        1,018,680
MainSource Financial Group, Inc.                                 50,700          407,628
MB Financial, Inc.                                               42,500          578,000
National Penn Bancshares, Inc.(1)                               369,100        3,063,530
NBT Bancorp, Inc.(1)                                             55,600        1,203,184
Old National Bancorp(1)                                         185,000        2,066,450
Old Second Bancorp, Inc.(1)                                       3,700           23,495
Oriental Financial Group, Inc.                                  185,990          907,631
Pacific Capital Bancorp(1)                                      525,500        3,557,635
PacWest Bancorp(1)                                              218,300        3,128,239
Park National Corp.                                               1,800          100,350
Popular, Inc.(1)                                                906,879        1,976,996
Porter Bancorp, Inc.                                             16,590          189,126
Prosperity Bancshares, Inc.                                         500           13,675
Provident Bankshares Corp.(1)                                   442,555        3,120,013
Regions Financial Corp.(1)                                      351,100        1,495,686
Renasant Corp.                                                   35,500          445,880
Republic Bancorp, Inc., Cl. A(1)                                 45,300          845,751
Sandy Spring Bancorp, Inc.(1)                                    41,981          468,508
Santander BanCorp                                                38,344          302,151
Simmons First National Corp.                                     48,451        1,220,481
South Financial Group, Inc. (The)(1)                            435,460          479,006
Southside Bancshares, Inc.                                       43,200          816,480
Sterling Bancorp                                                180,200        1,783,980
Sterling Financial Corp., Western US(1)                         214,500          444,015
Susquehanna Bancshares, Inc.(1)                                 354,910        3,311,310
Tompkins Financial Corp.(1)                                      44,800        1,926,400
TowneBank(1)                                                     42,100          687,493
UCBH Holdings, Inc.(1)                                          299,075          451,603
UMB Financial Corp.                                              11,500          488,635
Umpqua Holdings Corp.(1)                                         54,100          490,146
United Bankshares, Inc.(1)                                       42,400          730,976
United Community Banks, Inc.(1, 2)                              221,915          923,166
Webster Financial Corp.(1)                                      391,807        1,665,180
WesBanco, Inc.                                                   79,768        1,821,103
West Coast Bancorp(1)                                            25,700           57,054
Westamerica Bancorp(1)                                           16,500          751,740
Western Alliance Bancorp(1, 2)                                   89,383          407,586
Whitney Holding Corp.(1)                                        170,700        1,954,515
Wintrust Financial Corp.                                        121,488        1,494,302


                   13 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
COMMERCIAL BANKS CONTINUED
Zions Bancorp(1)                                                 88,900   $      873,887
                                                                          --------------
                                                                              76,476,966
                                                                          --------------
CONSUMER FINANCE--0.7%
Advance America Cash Advance Centers, Inc.                       23,900           40,391
Advanta Corp., Cl. B                                            228,400          150,744
AmeriCredit Corp.(1, 2)                                         763,282        4,472,833
Capital One Financial Corp.                                      26,800          328,032
Cash America International, Inc.                                302,700        4,740,282
Discover Financial Services(1)                                  229,400        1,447,514
Dollar Financial Corp.(1, 2)                                     80,250          763,980
EZCORP, Inc., Cl. A(2)                                           60,559          700,668
First Cash Financial Services, Inc.(2)                           72,200        1,077,224
First Marblehead Corp. (The)(2)                                 259,879          335,244
Nelnet, Inc., Cl. A(2)                                           85,983          760,090
Student Loan Corp. (The)                                         14,180          615,979
World Acceptance Corp.(1, 2)                                    213,700        3,654,270
                                                                          --------------
                                                                              19,087,251
                                                                          --------------
DIVERSIFIED FINANCIAL SERVICES--0.7%
Asset Acceptance Capital Corp.(2)                               137,500          730,125
CIT Group, Inc.(1)                                            1,214,865        3,462,365
Encore Capital Group, Inc.(2)                                    26,600          120,498
Financial Federal Corp.(1)                                      157,400        3,333,732
Interactive Brokers Group, Inc., Cl. A(2)                       157,290        2,537,088
Life Partners Holdings, Inc.(1)                                  42,325          722,065
MarketAxess Holdings, Inc.(1, 2)                                 80,665          616,281
NewStar Financial, Inc.(2)                                       21,600           50,112
PHH Corp.(2)                                                    518,877        7,290,222
Pico Holdings, Inc.(2)                                           28,600          860,002
                                                                          --------------
                                                                              19,722,490
                                                                          --------------
INSURANCE--4.3%
Alleghany Corp.(2)                                                  918          248,622
Allied World Assurance Holdings Ltd.                             95,400        3,628,062
American Equity Investment Life Holding Co.                     425,200        1,768,832
American Financial Group, Inc.                                   67,000        1,075,350
American National Insurance Co.                                   9,900          518,859
American Physicians Capital, Inc.(1)                             92,760        3,795,739
Amerisafe, Inc.(2)                                              249,458        3,821,697
AmTrust Financial Services, Inc.                                306,700        2,928,985
Aspen Insurance Holdings Ltd.                                   356,335        8,003,284
Assurant, Inc.                                                   74,000        1,611,720
Assured Guaranty Ltd.(1)                                         43,391          293,757
Berkley (W.R.) Corp.                                             11,700          263,835
Citizens, Inc.(1, 2)                                             18,100          131,587
CNA Financial Corp.(1)                                          119,900        1,098,284


                   14 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
INSURANCE CONTINUED
CNA Surety Corp.(2)                                             184,432   $    3,400,926
Conseco, Inc.(2)                                              1,269,500        1,167,940
Delphi Financial Group, Inc., Cl. A                             352,980        4,751,111
eHealth, Inc.(2)                                                  6,930          110,949
EMC Insurance Group, Inc.                                         5,636          118,751
Employers Holdings, Inc.                                        251,400        2,398,356
Endurance Specialty Holdings Ltd.                                59,710        1,489,167
FBL Financial Group, Inc., Cl. A(1)                             159,826          663,278
Fidelity National Title Group, Inc., Cl. A                       13,700          267,287
First American Corp.                                             10,000          265,100
FPIC Insurance Group, Inc.(1, 2)                                 73,640        2,726,889
Genworth Financial, Inc., Cl. A                                 498,600          947,340
Hallmark Financial Services, Inc.(2)                             41,700          288,981
Hanover Insurance Group, Inc.                                     8,700          250,734
Harleysville Group, Inc.                                         75,344        2,396,693
Horace Mann Educators Corp.                                     312,327        2,614,177
Infinity Property & Casualty Corp.                               96,418        3,271,463
IPC Holdings Ltd.                                               274,300        7,417,072
Lincoln National Corp.                                           56,500          377,985
Maiden Holdings Ltd.(1)                                           9,500           42,465
Max Capital Group Ltd.                                          589,901       10,169,893
Meadowbrook Insurance Group, Inc.                               161,180          983,198
Mercury General Corp.                                             9,500          282,150
National Financial Partners Corp.                               160,700          514,240
National Interstate Corp.(1)                                     57,900          979,089
National Western Life Insurance Co., Cl. A                        2,050          231,650
Navigators Group, Inc. (The)(2)                                  58,700        2,769,466
NYMAGIC, Inc.                                                     3,039           37,076
Old Republic International Corp.                                 24,500          265,090
OneBeacon Insurance Group Ltd.                                  156,720        1,513,915
Phoenix Cos., Inc. (The)                                        506,200          592,254
Platinum Underwriters Holdings Ltd.                             236,300        6,701,468
PMA Capital Corp., Cl. A(2)                                      76,900          320,673
Presidential Life Corp.                                          55,477          432,166
Principal Financial Group, Inc. (The)                            37,400          305,932
ProAssurance Corp.(2)                                            58,700        2,736,594
Protective Life Corp.                                           832,660        4,371,465
Reinsurance Group of America, Inc.                                9,200          297,988
RLI Corp.                                                        38,320        1,923,664
Safety Insurance Group, Inc.                                     90,784        2,821,567
Seabright Insurance Holdings, Inc.(2)                           143,397        1,499,933
Selective Insurance Group, Inc.                                 239,339        2,910,362
StanCorp Financial Group, Inc.                                  186,403        4,246,260
State Auto Financial Corp.                                       20,500          360,800
Stewart Information Services Corp.                               68,344        1,332,708
Transatlantic Holdings, Inc.                                     18,500          659,895
United America Indemnity Ltd., Cl. A(2)                         180,153          724,215
United Fire & Casualty Co.                                       30,364          666,793


                   15 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
INSURANCE CONTINUED
Unitrin, Inc.                                                   290,000   $    4,054,200
UnumProvident Corp.                                             129,050        1,613,125
White Mountains Insurance Group Ltd.                              1,500          257,865
                                                                          --------------
                                                                             120,730,971
                                                                          --------------
REAL ESTATE INVESTMENT TRUSTS--2.7%
Acadia Realty Trust                                              28,463          301,992
Agree Realty Corp.                                               54,800          859,812
Alexander's, Inc.(1)                                              1,760          299,869
Alexandria Real Estate Equities, Inc.(1)                         64,400        2,344,160
American Campus Communities, Inc.                                25,500          442,680
Arbor Realty Trust, Inc.(1)                                      23,400           16,848
Ashford Hospitality Trust(1)                                    288,300          443,982
Associated Estates Realty Corp.                                  33,900          192,552
BioMed Realty Trust, Inc.                                       289,390        1,959,170
Brandywine Realty Trust                                         165,092          470,512
Capital Lease Funding, Inc.(1)                                   99,700          196,409
CBL & Associates Properties, Inc.(1)                            113,800          268,568
Cedar Shopping Centers, Inc.                                     61,900          107,706
Colonial Properties Trust                                        57,400          218,694
Corporate Office Properties Trust                                62,405        1,549,516
DCT Industrial Trust, Inc.                                       66,700          211,439
DiamondRock Hospitality Co.                                     515,400        2,066,754
EastGroup Properties, Inc.(1)                                    79,700        2,237,179
Entertainment Properties Trust(1)                               184,850        2,913,236
Equity Lifestyle Properties, Inc.                                19,500          742,950
Equity One, Inc.(1)                                              21,600          263,304
Extra Space Storage, Inc.                                       420,400        2,316,404
FelCor Lodging Trust, Inc.                                      427,400          581,264
First Industrial Realty Trust, Inc.(1)                          256,800          629,160
First Potomac Realty Trust                                       28,800          211,680
Glimcher Realty Trust                                            28,700           40,180
Healthcare Realty Trust, Inc.                                   199,400        2,989,006
Hersha Hospitality Trust                                         61,300          116,470
Highwoods Properties, Inc.(1)                                   190,600        4,082,652
Home Properties of New York, Inc.(1)                            108,640        3,329,816
Inland Real Estate Corp.                                        252,500        1,790,225
Kite Realty Group Trust                                         131,000          320,950
LaSalle Hotel Properties(1)                                     180,300        1,052,952
Lexington Realty Trust                                          224,700          534,786
LTC Properties, Inc.                                             86,500        1,517,210
Medical Properties Trust, Inc.(1)                               351,800        1,284,070
Mid-America Apartment Communities, Inc.                         107,300        3,308,059
National Health Investors, Inc.                                  12,600          338,562
National Retail Properties, Inc.(1)                             227,600        3,605,184
Nationwide Health Properties, Inc.(1)                           181,700        4,031,923
Omega Healthcare Investors, Inc.                                151,520        2,133,402
Parkway Properties, Inc.(1)                                      71,800          739,540


                   16 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
Pennsylvania Real Estate Investment Trust(1)                    140,100   $      497,355
Post Properties, Inc.(1)                                         29,200          296,088
Potlatch Corp.                                                   83,150        1,928,249
PS Business Parks, Inc.                                          38,900        1,433,465
Ramco-Gershenson Properties Trust                                44,500          287,025
Realty Income Corp.(1)                                          139,100        2,617,861
Saul Centers, Inc.                                               18,200          418,054
Senior Housing Properties Trust                                 370,300        5,191,606
SL Green Realty Corp.(1)                                        325,500        3,515,400
Sovran Self Storage, Inc.                                        82,300        1,652,584
Strategic Hotels & Resorts, Inc.(1)                             241,700          166,773
Sunstone Hotel Investors, Inc.(1)                               245,081          644,563
Tanger Factory Outlet Centers, Inc.(1)                           34,630        1,068,682
Taubman Centers, Inc.                                            63,800        1,087,152
Universal Health Realty Income Trust                              3,000           87,690
Urstadt Biddle Properties, Inc., Cl. A                            7,300           97,966
Washington Real Estate Investment Trust(1)                       82,700        1,430,710
                                                                          --------------
                                                                              75,482,050
                                                                          --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
Avatar Holdings, Inc.(2)                                         11,901          178,277
CB Richard Ellis Group, Inc., Cl. A(2)                          336,942        1,357,876
Consolidated-Tomoka Land Co.                                      2,500           74,250
Forest City Enterprises, Inc., Cl. A                            281,867        1,014,721
Forestar Group, Inc.(1, 2)                                      100,000          765,000
Jones Lang LaSalle, Inc.                                        169,900        3,951,874
Tejon Ranch Co.(2)                                                3,500           72,345
                                                                          --------------
                                                                               7,414,343
                                                                          --------------
THRIFTS & MORTGAGE FINANCE--0.8%
Anchor BanCorp Wisconsin, Inc.(1)                                64,600           87,210
Bank Mutual Corp.                                               160,400        1,453,224
BankFinancial Corp.                                               7,500           74,775
Dime Community Bancshares, Inc.                                 268,600        2,519,468
Encore Bancshares, Inc.(1, 2)                                    52,600          466,562
First Niagara Financial Group, Inc.                              64,000          697,600
First Place Financial Corp.                                      28,400           95,424
Flagstar Bancorp, Inc.(2)                                        98,334           73,751
Flushing Financial Corp.                                        155,800          937,916
Hudson City Bancorp, Inc.                                       103,600        1,211,084
MGIC Investment Corp.(1)                                      1,060,111        1,505,358
NewAlliance Bancshares, Inc.                                     52,600          617,524
OceanFirst Financial Corp.                                       28,200          288,204
Ocwen Financial Corp.(2)                                        341,013        3,897,779
PMI Group, Inc. (The)(1)                                        969,900          601,338
Provident Financial Services, Inc.                              263,900        2,852,759
Provident New York Bancorp                                      167,100        1,428,705
Radian Group, Inc.                                              913,900        1,663,298


                   17 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
THRIFTS & MORTGAGE FINANCE CONTINUED
TierOne Corp.                                                    49,200   $      105,288
Tree.com, Inc.(2)                                                 8,276           38,235
Trustco Bank Corp. NY(1)                                         32,000          192,640
WSFS Financial Corp.                                             21,200          474,032
                                                                          --------------
                                                                              21,282,174
                                                                          --------------
HEALTH CARE--8.7%
BIOTECHNOLOGY--1.9%
Acorda Therapeutics, Inc.(1, 2)                                  80,300        1,590,743
Alexion Pharmaceuticals, Inc.(2)                                 81,600        3,073,056
Allos Therapeutics, Inc.(2)                                     197,000        1,217,460
Alnylam Pharmaceuticals, Inc.(1, 2)                              48,000          913,920
Anadys Pharmaceuticals, Inc.(2)                                  34,000          230,860
ArQule, Inc.(2)                                                  27,400          113,436
Array BioPharma, Inc.(2)                                         94,915          250,576
Celldex Therapeutics, Inc.(2)                                    60,103          391,271
Cepheid, Inc.(1, 2)                                              74,500          514,050
Cubist Pharmaceuticals, Inc.(2)                                 272,100        4,451,556
CV Therapeutics, Inc.(2)                                        187,185        3,721,238
Dendreon Corp.(1, 2)                                             93,600          393,120
Emergent Biosolutions, Inc.(1, 2)                               185,500        2,506,105
Enzon Pharmaceuticals, Inc.(1, 2)                               375,067        2,276,657
Facet Biotech Corp.(2)                                          125,791        1,195,015
Geron Corp.(1, 2)                                               296,100        1,323,567
GTx, Inc.(1, 2)                                                  51,700          546,986
Human Genome Sciences, Inc.(2)                                  713,900          592,537
ImmunoGen, Inc.(2)                                               24,600          174,660
Incyte Corp.(1, 2)                                              349,930          818,836
Indevus Pharmaceuticals, Inc.(2)                                 14,100              141
InterMune, Inc.(1, 2)                                            45,700          751,308
Isis Pharmaceuticals, Inc.(1, 2)                                 28,600          429,286
Ligand Pharmaceuticals, Inc., Cl. B(2)                          114,700          341,806
MannKind Corp.(1, 2)                                            113,200          393,936
Martek Biosciences Corp.(1)                                     159,500        2,910,875
Momenta Pharmaceuticals, Inc.(2)                                251,800        2,772,318
Myriad Genetics, Inc.(2)                                        115,000        5,229,050
Nabi Biopharmaceuticals, Inc.(2)                                 45,352          167,802
NPS Pharmaceuticals, Inc.(2)                                     66,475          279,195
OSI Pharmaceuticals, Inc.(1, 2)                                  56,700        2,169,342
Osiris Therapeutics, Inc.(1, 2)                                  87,000        1,200,600
PDL BioPharma, Inc.                                             519,157        3,675,632
Progenics Pharmaceuticals, Inc.(1, 2)                           126,800          835,612
Rigel Pharmaceuticals, Inc.(1, 2)                                99,703          612,176
RXi Pharmaceuticals Corp.(1, 2)                                  23,700          120,633


                   18 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
BIOTECHNOLOGY CONTINUED
Sangamo BioSciences, Inc.(1, 2)                                  24,600   $      104,058
Savient Pharmaceuticals, Inc.(1, 2)                             452,200        2,238,390
Theravance, Inc.(2)                                              37,200          632,400
ZymoGenetics, Inc.(1, 2)                                        117,300          468,027
                                                                          --------------
                                                                              51,628,236
                                                                          --------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.8%
Abaxis, Inc.(1, 2)                                               59,300        1,022,332
Align Technology, Inc.(1, 2)                                     98,100          777,933
Analogic Corp.                                                  178,600        5,718,772
AngioDynamics, Inc.(2)                                           63,800          717,112
Cardiac Science Corp.(2)                                          8,300           24,983
ConMed Corp.(2)                                                 137,900        1,987,139
Cooper Cos., Inc. (The)                                          21,700          573,748
CryoLife, Inc.(2)                                               281,170        1,456,461
Cyberonics, Inc.(1, 2)                                          197,300        2,618,171
ev3, Inc.(2)                                                     20,600          146,260
Exactech, Inc.(2)                                                60,784          698,408
Haemonetics Corp.(2)                                             10,600          583,848
Hill-Rom Holdings, Inc.                                         138,684        1,371,585
Immucor, Inc.(2)                                                 10,900          274,135
Invacare Corp.                                                    9,800          157,094
Inverness Medical Innovations, Inc.(1, 2)                        37,500          998,625
IRIS International, Inc.(1, 2)                                   34,700          400,091
Kensey Nash Corp.(2)                                            149,050        3,170,294
Kinetic Concepts, Inc.(2)                                        69,800        1,474,176
Masimo Corp.(2)                                                  10,000          289,800
Merit Medical Systems, Inc.(2)                                  186,300        2,274,723
Natus Medical, Inc.(2)                                          188,533        1,604,416
Orthofix International NV(2)                                     73,070        1,353,256
Palomar Medical Technologies, Inc.(2)                            46,000          333,960
Quidel Corp.(2)                                                 180,100        1,660,522
RTI Biologics, Inc.(2)                                           16,000           45,600
Sirona Dental Systems, Inc.(1, 2)                                24,040          344,253
Somanetics Corp.(2)                                             117,500        1,783,650
SonoSite, Inc.(1, 2)                                             84,053        1,502,868
Spectranetics Corp. (The)(2)                                     10,800           27,324
Stereotaxis, Inc.(1, 2)                                          19,700           78,603
Steris Corp.                                                    293,700        6,837,336
Symmetry Medical, Inc.(2)                                        45,000          283,950
Synovis Life Technologies, Inc.(2)                               85,200        1,179,168
Thoratec Corp.(2)                                                55,800        1,433,502
Varian Medical Systems, Inc.(2)                                   9,400          286,136
VNUS Medical Technologies, Inc.(2)                               90,100        1,916,427


                   19 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
Volcano Corp.(2)                                                 31,800   $      462,690
Zimmer Holdings, Inc.(2)                                         17,400          635,100
Zoll Medical Corp.(2)                                           184,200        2,645,112
                                                                          --------------
                                                                              51,149,563
                                                                          --------------
HEALTH CARE PROVIDERS & SERVICES--3.3%
Alliance HealthCare Services, Inc.(1, 2)                        179,400        1,219,920
Almost Family, Inc.(1, 2)                                        24,476          467,247
AMERIGROUP Corp.(2)                                             263,900        7,267,806
AMN Healthcare Services, Inc.(2)                                212,000        1,081,200
Assisted Living Concepts, Inc.(2)                                 1,957           26,537
Brookdale Senior Living, Inc.(1)                                300,923        1,519,661
Catalyst Health Solutions, Inc.(2)                               96,052        1,903,751
Centene Corp.(2)                                                389,260        7,014,465
Chemed Corp.                                                     46,400        1,804,960
Chindex International, Inc.(2)                                   29,300          145,621
CIGNA Corp.                                                     106,300        1,869,817
Community Health Systems, Inc.(2)                                81,800        1,254,812
CorVel Corp.(2)                                                  28,230          570,811
Coventry Health Care, Inc.(2)                                    89,000        1,151,660
Cross Country Healthcare, Inc.(2)                               109,026          714,120
Enstar Group, Inc. (The)                                          4,100           63,386
Gentiva Health Services, Inc.(2)                                107,800        1,638,560
Hanger Orthopedic Group, Inc.(2)                                210,300        2,786,475
Health Management Associates, Inc., Cl. A(2)                    842,000        2,172,360
Health Net, Inc.(2)                                             252,000        3,648,960
HEALTHSOUTH Corp.(2)                                             21,300          189,144
Healthspring, Inc.(2)                                           381,100        3,189,807
Healthways, Inc.(2)                                             212,952        1,867,589
HMS Holdings Corp.(2)                                            45,300        1,490,370
Humana, Inc.(2)                                                  10,700          279,056
InVentiv Health, Inc.(2)                                        205,000        1,672,800
Kindred Healthcare, Inc.(2)                                     388,400        5,806,580
Landauer, Inc.                                                   77,000        3,902,360
LHC Group, Inc.(2)                                               39,400          877,832
LifePoint Hospitals, Inc.(1, 2)                                 355,387        7,413,373
Lincare Holdings, Inc.(1, 2)                                    180,900        3,943,620
MedCath Corp.(2)                                                 75,610          549,685
MEDNAX, Inc.(2)                                                 120,800        3,559,976
Molina Healthcare, Inc.(1, 2)                                   155,800        2,963,316
MWI Veterinary Supply, Inc.(2)                                   15,100          430,048
Odyssey Healthcare, Inc.(2)                                     108,810        1,055,457
PharMerica Corp.(1, 2)                                          251,070        4,177,805
Providence Service Corp.(2)                                      27,090          186,379


                   20 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
RehabCare Group, Inc.(2)                                        189,514   $    3,305,124
Res-Care, Inc.(2)                                               112,080        1,631,885
Skilled Healthcare Group, Inc., Cl. A(2)                         27,000          221,670
Sun Healthcare Group, Inc.(2)                                    45,098          380,627
Universal American Corp.(1, 2)                                  191,433        1,621,438
Universal Health Services, Inc., Cl. B                            7,500          287,550
WellCare Health Plans, Inc.(2)                                  362,523        4,078,384
                                                                          --------------
                                                                              93,404,004
                                                                          --------------
HEALTH CARE TECHNOLOGY--0.1%
Allscripts-Misys Healthcare Solutions, Inc.(1)                  196,600        2,023,014
Computer Programs & Systems, Inc.                                15,983          531,754
IMS Health, Inc.                                                 26,600          331,702
Omnicell, Inc.(2)                                               102,100          798,422
                                                                          --------------
                                                                               3,684,892
                                                                          --------------
LIFE SCIENCES TOOLS & SERVICES--0.8%
Albany Molecular Research, Inc.(1, 2)                           224,600        2,117,978
AMAG Pharmaceuticals, Inc.(2)                                     6,900          253,713
Bio-Rad Laboratories, Inc., Cl. A(2)                             16,300        1,074,170
Bruker Corp.(2)                                                  84,600          521,136
Charles River Laboratories International, Inc.(2)                 9,500          258,495
Dionex Corp.(2)                                                  37,100        1,752,975
Enzo Biochem, Inc.(1, 2)                                         12,500           50,250
eResearch Technology, Inc.(2)                                   278,300        1,463,858
Kendle International, Inc.(2)                                    22,000          461,120
Life Sciences Research, Inc.(2)                                  39,330          281,996
Luminex Corp.(2)                                                142,400        2,580,288
Medivation, Inc.(1, 2)                                          132,000        2,411,640
Nektar Therapeutics(2)                                           84,018          452,857
Parexel International Corp.(2)                                  363,300        3,534,909
Pharmaceutical Product Development, Inc.                         15,700          372,404
Sequenom, Inc.(1, 2)                                             96,400        1,370,808
Techne Corp.                                                      5,000          273,550
Varian, Inc.(2)                                                  77,730        1,845,310
                                                                          --------------
                                                                              21,077,457
                                                                          --------------
PHARMACEUTICALS--0.8%
Adolor Corp.(2)                                                 293,200          598,128
Akorn, Inc.(2)                                                   28,300           24,338
Auxilium Pharmaceuticals, Inc.(1, 2)                             99,400        2,755,368
BioMimetic Therapeutics, Inc.(1, 2)                              26,428          187,639
CPEX Pharmaceuticals, Inc.(2)                                     1,950           14,255
Cypress Bioscience, Inc.(2)                                      77,600          551,736
Durect Corp.(2)                                                  16,602           37,022
Endo Pharmaceuticals Holdings, Inc.(2)                           18,300          323,544


                   21 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
PHARMACEUTICALS CONTINUED
Forest Laboratories, Inc.(2)                                     82,880   $    1,820,045
K-V Pharmaceutical Co., Cl. A(2)                                 42,417           69,988
King Pharmaceuticals, Inc.(2)                                    14,700          103,929
Medicines Co. (The)(2)                                           14,100          152,844
Medicis Pharmaceutical Corp., Cl. A(1)                          345,396        4,272,549
MiddleBrook Pharmaceuticals, Inc.(1, 2)                          94,500          128,520
Noven Pharmaceuticals, Inc.(2)                                  197,090        1,868,413
Obagi Medical Products, Inc.(2)                                   7,100           38,198
Optimer Pharmaceuticals, Inc.(2)                                 24,900          328,431
Pain Therapeutics, Inc.(2)                                      146,100          613,620
Par Pharmaceutical Cos., Inc.(2)                                 61,000          577,670
Pozen, Inc.(1, 2)                                                87,600          536,112
Questcor Pharmaceuticals, Inc.(2)                               177,000          870,840
Salix Pharmaceuticals Ltd.(2)                                   120,066        1,140,627
Valeant Pharmaceuticals International, Inc.(1, 2)               168,400        2,995,836
ViroPharma, Inc.(2)                                              66,900          351,225
Vivus, Inc.(1, 2)                                               288,500        1,246,320
                                                                          --------------
                                                                              21,607,197
                                                                          --------------
INDUSTRIALS--19.0%
AEROSPACE & DEFENSE--1.4%
AAR Corp.(2)                                                    111,349        1,396,316
Aerovironment, Inc.(2)                                            7,600          158,840
Argon ST, Inc.(2)                                                82,800        1,570,716
Astronics Corp., Cl. B(2)                                         9,625           98,656
BE Aerospace, Inc.(2)                                           522,400        4,529,208
Ceradyne, Inc.(1, 2)                                            332,915        6,035,749
Cubic Corp.(1)                                                  132,900        3,366,357
Ducommun, Inc.                                                  180,500        2,624,470
DynCorp International, Inc., Cl. A(2)                           201,200        2,681,996
Esterline Technologies Corp.(2)                                 301,585        6,089,001
Gencorp, Inc.(1, 2)                                             253,630          537,696
Goodrich Corp.                                                   18,800          712,332
Herley Industries, Inc.(2)                                       12,518          149,715
Ladish Co., Inc.(2)                                              39,800          288,948
Precision Castparts Corp.                                        30,700        1,838,930
Taser International, Inc.(1, 2)                                 156,458          732,223
Triumph Group, Inc.(1)                                          143,300        5,474,060
                                                                          --------------
                                                                              38,285,213
                                                                          --------------
AIR FREIGHT & LOGISTICS--0.2%
Air Transport Services Group, Inc.(2)                            68,400           52,668
Atlas Air Worldwide Holdings, Inc.(2)                           189,613        3,289,786
Pacer International, Inc.                                       500,331        1,751,159


                   22 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
AIR FREIGHT & LOGISTICS CONTINUED
UTi Worldwide, Inc.                                              56,900   $      679,955
                                                                          --------------
                                                                               5,773,568
                                                                          --------------
AIRLINES--0.4%
Continental Airlines, Inc., Cl. B(1, 2)                         101,240          891,924
Hawaiian Holdings, Inc.(2)                                      460,500        1,717,665
Republic Airways Holdings, Inc.(2)                              410,300        2,658,744
SkyWest, Inc.                                                   421,170        5,239,355
Southwest Airlines Co.                                           46,700          295,611
US Airways Group, Inc.(2)                                       467,400        1,182,522
                                                                          --------------
                                                                              11,985,821
                                                                          --------------
BUILDING PRODUCTS--1.2%
Aaon, Inc.(1)                                                   138,925        2,517,321
American Woodmark Corp.(1)                                       50,500          886,780
Ameron International Corp.                                      109,316        5,756,581
Apogee Enterprises, Inc.                                        320,761        3,521,956
Armstrong World Industries, Inc.(2)                             276,068        3,039,509
Gibraltar Industries, Inc.(1)                                   411,478        1,942,176
Griffon Corp.(1, 2)                                             204,802        1,536,015
Insteel Industries, Inc.(1)                                     310,642        2,162,068
Lennox International, Inc.                                       32,500          859,950
NCI Building Systems, Inc.(1, 2)                                288,800          641,136
Owens Corning, Inc.(2)                                          108,000          976,320
Quanex Building Products Corp.                                  421,925        3,206,630
Trex Co., Inc.(1, 2)                                            193,156        1,473,780
Universal Forest Products, Inc.                                 178,800        4,757,868
USG Corp.(2)                                                     50,946          387,699
                                                                          --------------
                                                                              33,665,789
                                                                          --------------
COMMERCIAL SERVICES & SUPPLIES--4.7%
Acco Brands Corp.(2)                                            237,000          232,260
Administaff, Inc.                                               129,700        2,740,561
Advisory Board Co. (The)(2)                                      22,700          376,366
American Ecology Corp.                                          189,700        2,644,418
American Reprographics Co.(2)                                   291,515        1,031,963
AMREP Corp.(2)                                                   10,173          159,716
ATC Technology Corp.(2)                                         136,060        1,523,872
Bowne & Co., Inc.(2)                                            251,886          808,554
Brink's Co. (The)                                                54,500        1,442,070
Casella Waste Systems, Inc., Cl. A(2)                            64,200          109,782
CBIZ, Inc.(1, 2)                                                418,090        2,914,087
CDI Corp.                                                       290,350        2,822,202
Cenveo, Inc.(1, 2)                                              279,360          907,920
Comfort Systems USA, Inc.                                       447,000        4,635,390
COMSYS IT Partners, Inc.(2)                                      58,900          130,169
Consolidated Graphics, Inc.(2)                                  224,122        2,850,832


                   23 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Copart, Inc.(2)                                                  35,600   $    1,055,896
Cornell Corrections, Inc.(2)                                    115,900        1,897,283
Corporate Executive Board Co. (The)                              57,100          827,950
CoStar Group, Inc.(1, 2)                                         93,700        2,834,425
Courier Corp.                                                    22,158          336,137
CRA International, Inc.(1, 2)                                   120,103        2,267,545
Deluxe Corp.                                                    680,200        6,550,326
EnergySolutions, Inc.                                           229,430        1,984,570
EnerNOC, Inc.(1, 2)                                              12,400          180,296
Ennis, Inc.                                                     125,330        1,110,424
Equifax, Inc.                                                    42,600        1,041,570
Exponent, Inc.(2)                                               191,300        4,845,629
First Advantage Corp., Cl. A(2)                                  89,400        1,231,932
Fuel-Tech, Inc. NV(2)                                             9,479           99,150
G&K Services, Inc., Cl. A                                       115,400        2,182,214
Heidrick & Struggles International, Inc.(1)                     124,292        2,204,940
Hill International, Inc.(2)                                     238,316          724,481
HNI Corp.(1)                                                    426,900        4,439,760
Hudson Highland Group, Inc.(1, 2)                               183,900          204,129
ICF International, Inc.(1, 2)                                    77,900        1,789,363
Interface, Inc., Cl. A                                          789,200        2,359,708
Kelly Services, Inc., Cl. A                                     237,557        1,912,334
Kforce, Inc.(2)                                                 143,500        1,008,805
Kimball International, Inc., Cl. B                              130,513          856,165
Knoll, Inc.                                                     335,300        2,055,389
Korn-Ferry International(2)                                     532,800        4,827,168
M&F Worldwide Corp.(2)                                           30,997          362,975
Manpower, Inc.(1)                                                64,080        2,020,442
McGrath Rentcorp                                                 51,458          810,978
Metalico, Inc.(1, 2)                                            232,000          394,400
Miller (Herman), Inc.                                           589,060        6,279,380
Monster Worldwide, Inc.(1, 2)                                   454,334        3,702,822
MPS Group, Inc.(1, 2)                                         1,207,500        7,184,625
On Assignment, Inc.(2)                                          205,036          555,648
PRG-Schultz International, Inc.(2)                                8,800           24,992
R.R. Donnelley & Sons Co.                                       219,500        1,608,935
Resources Connection, Inc.(2)                                   442,295        6,669,809
Robert Half International, Inc.                                  15,600          278,148
Schawk, Inc.                                                    139,782          844,283
School Specialty, Inc.(1, 2)                                    136,700        2,404,553
Spherion Corp.(2)                                               306,620          637,770
Standard Parking Corp.(2)                                        24,600          403,440
Standard Register Co. (The)(1)                                  253,931        1,163,004
Steelcase, Inc., Cl. A                                        1,132,200        5,672,322
Sykes Enterprises, Inc.(2)                                      108,300        1,801,029


                   24 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
Team, Inc.(2)                                                   109,287   $    1,280,844
TrueBlue, Inc.(2)                                               614,800        5,072,100
United Stationers, Inc.(1, 2)                                   103,327        2,901,422
Viad Corp.                                                      241,270        3,406,732
Volt Information Sciences, Inc.(2)                               39,400          262,010
Waste Services, Inc.(2)                                          53,438          228,715
                                                                          --------------
                                                                             132,129,129
                                                                          --------------
CONSTRUCTION & ENGINEERING--1.5%
Baker (Michael) Corp.(2)                                         98,450        2,559,700
Chicago Bridge & Iron Co. NV                                    465,400        2,918,058
Dycom Industries, Inc.(2)                                       605,902        3,508,173
EMCOR Group, Inc.(1, 2)                                         536,480        9,211,362
Fluor Corp.                                                      13,400          462,970
Furmanite Corp.(2)                                               45,300          140,883
Granite Construction, Inc.(1)                                    63,664        2,386,127
Insituform Technologies, Inc., Cl. A(1, 2)                      137,570        2,151,595
Integrated Electrical Services, Inc.(1, 2)                       96,600          880,992
Layne Christensen Co.(2)                                         89,870        1,444,211
MasTec, Inc.(2)                                                 330,900        4,000,581
Northwest Pipe Co.(1, 2)                                         95,800        2,727,426
Orion Marine Group, Inc.(2)                                      31,500          412,650
Perini Corp.(2)                                                 483,946        5,952,536
Pike Electric Corp.(2)                                          202,150        1,869,888
Shaw Group, Inc. (The)(2)                                        54,000        1,480,140
                                                                          --------------
                                                                              42,107,292
                                                                          --------------
ELECTRICAL EQUIPMENT--1.9%
Acuity Brands, Inc.(1)                                          313,600        7,068,544
Advanced Battery Technologies, Inc.(2)                           43,300           92,662
AZZ, Inc.(1, 2)                                                  87,633        2,312,635
Baldor Electric Co.(1)                                          471,460        6,831,455
Belden, Inc.                                                    516,620        6,462,916
Brady Corp., Cl. A                                               96,100        1,694,243
C&D Technologies, Inc.(1, 2)                                    117,210          216,839
Day4 Energy, Inc., Legend Shares(2)                             522,900          269,579
Encore Wire Corp.(1)                                            202,754        4,345,018
EnerSys, Inc.(2)                                                174,685        2,117,182
FuelCell Energy, Inc.(2)                                        104,200          250,080
Fushi Copperweld, Inc.(2)                                        13,100           62,880
GrafTech International Ltd.(2)                                1,243,600        7,660,576
Hubbell, Inc., Cl. B                                             23,000          620,080
LSI Industries, Inc.                                             85,300          441,001
Plug Power, Inc.(2)                                              26,400           22,968
Polypore International, Inc.(2)                                  68,692          276,142


                   25 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
ELECTRICAL EQUIPMENT CONTINUED
Powell Industries, Inc.(2)                                      111,100   $    3,922,941
Smith (A.O.) Corp.                                              179,730        4,525,601
Thomas & Betts Corp.(2)                                          36,700          918,234
Valence Technology, Inc.(1, 2)                                  239,600          510,348
Vicor Corp.                                                      99,463          486,374
Woodward Governor Co.                                            71,002          793,802
                                                                          --------------
                                                                              51,902,100
                                                                          --------------
INDUSTRIAL CONGLOMERATES--0.3%
Raven Industries, Inc.                                           87,500        1,818,250
Standex International Corp.                                      49,863          458,740
Textron, Inc.                                                   145,600          835,744
Tredegar Corp.                                                  276,485        4,515,000
                                                                          --------------
                                                                               7,627,734
                                                                          --------------
MACHINERY--5.1%
3D Systems Corp.(2)                                               3,800           25,042
Actuant Corp., Cl. A(1)                                         406,101        4,195,023
AGCO Corp.(2)                                                    62,100        1,217,160
Altra Holdings, Inc.(2)                                         200,384          777,490
American Railcar Industries, Inc.                                18,000          137,340
Ampco-Pittsburgh Corp.                                          151,100        2,003,586
Badger Meter, Inc.(1)                                           155,600        4,495,284
Barnes Group, Inc.(1)                                           406,800        4,348,692
Blount International, Inc.(2)                                   362,400        1,674,288
Briggs & Stratton Corp.(1)                                      251,200        4,144,800
Bucyrus International, Inc., Cl. A                               16,000          242,880
Cascade Corp.(1)                                                 49,003          863,923
Chart Industries, Inc.(2)                                       419,588        3,306,353
CIRCOR International, Inc.(1)                                   218,774        4,926,790
Colfax Corp.(2)                                                 128,325          881,593
Columbus McKinnon Corp.(2)                                      279,794        2,439,804
Commercial Vehicle Group, Inc.(2)                                22,400           12,320
Crane Co.                                                       157,600        2,660,288
Cummins, Inc.                                                    99,500        2,532,275
Dover Corp.                                                      61,000        1,609,180
Dynamic Materials Corp.                                          31,571          289,190
Energy Recovery, Inc.(2)                                         11,400           86,640
EnPro Industries, Inc.(2)                                       279,780        4,784,238
Federal Signal Corp.                                            512,894        2,702,951
Force Protection, Inc.(2)                                       123,100          590,880
Gardner Denver, Inc.(2)                                         461,560       10,034,314
Gorman-Rupp Co. (The)(1)                                        146,813        2,906,897
Graco, Inc.(1)                                                   85,700        1,462,899
Graham Corp.                                                     75,000          672,750
Greenbrier Cos., Inc.(1)                                         36,800          134,688
Harsco Corp.                                                     81,000        1,795,770


                   26 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
MACHINERY CONTINUED
Hurco Cos., Inc.(1, 2)                                           31,414   $      333,931
Ingersoll-Rand Co. Ltd., Cl. A                                  110,700        1,527,660
John Bean Technologies Corp.                                     90,074          942,174
K-Tron International, Inc.(2)                                     6,650          403,456
Kadant, Inc.(2)                                                 183,100        2,109,312
Kennametal, Inc.                                                332,168        5,384,443
L.B. Foster Co., Cl. A(2)                                        75,600        1,877,148
Lincoln Electric Holdings, Inc.(1)                               48,300        1,530,627
Lindsay Manufacturing Co.(1)                                     43,600        1,177,200
Lydall, Inc.(2)                                                  99,720          296,168
Manitowoc Co., Inc. (The)(1)                                  1,079,162        3,528,860
McCoy Corp., Legend Shares(3)                                   315,600          202,757
Met-Pro Corp.                                                    12,384          100,930
Mueller Industries, Inc.                                        285,800        6,199,002
Mueller Water Products, Inc., Cl. A                             777,287        2,565,047
NACCO Industries, Inc., Cl. A                                    38,800        1,054,584
Navistar International Corp.(1, 2)                               56,400        1,887,144
NN, Inc.                                                         74,530           93,908
Nordson Corp.(1)                                                 42,000        1,194,060
Oshkosh Corp.                                                   870,330        5,866,024
Parker-Hannifin Corp.                                            28,200          958,236
RBC Bearings, Inc.(2)                                             5,429           82,955
Robbins & Myers, Inc.                                           316,451        4,800,562
Sauer-Danfoss, Inc.                                             198,421          484,147
Sun Hydraulics Corp.(1)                                         206,790        3,021,202
Tecumseh Products Co., Cl. A(2)                                 234,700        1,060,844
Tennant Co.                                                      74,708          700,014
Terex Corp.(2)                                                  237,700        2,198,725
Thermadyne Holdings Corp.(2)                                     35,396           75,040
Timken Co.                                                      504,746        7,046,254
Titan International, Inc.(1)                                    544,349        2,738,075
Toro Co. (The)(1)                                               274,760        6,643,697
TriMas Corp.(2)                                                   4,000            7,000
Trinity Industries, Inc.(1)                                     385,700        3,525,298
Twin Disc, Inc.                                                  26,900          186,148
Wabash National Corp.                                           234,217          288,087
Wabtec Corp.                                                     10,200          269,076
Watts Water Technologies, Inc., Cl. A(1)                         27,810          543,964
Xerium Technologies, Inc.(2)                                    209,197          140,162
                                                                          --------------
                                                                             140,999,249
                                                                          --------------
MARINE--0.5%
American Commercial Lines, Inc.(1, 2)                           439,780        1,394,103
Eagle Bulk Shipping, Inc.(1)                                    182,300          774,775
Excel Maritime Carriers Ltd.(1)                                 131,700          595,284
Genco Shipping & Trading Ltd.(1)                                308,210        3,803,311


                   27 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
MARINE CONTINUED
Horizon Lines, Inc., Cl. A(1)                                    69,404   $      210,294
Kirby Corp.(2)                                                  130,600        3,479,184
Safe Bulkers, Inc.(1)                                           321,770        1,016,793
Star Bulk Carriers Corp.(1)                                     339,302          753,250
TBS International Ltd., Cl. A(1, 2)                             367,000        2,697,450
Ultrapetrol Ltd. (Bahamas)(2)                                    15,200           41,040
                                                                          --------------
                                                                              14,765,484
                                                                          --------------
ROAD & RAIL--0.7%
Amerco(1, 2)                                                     20,728          695,010
Arkansas Best Corp.(1)                                          274,100        5,213,382
Avis Budget Group, Inc.(2)                                    1,356,700        1,234,597
Celadon Group, Inc.(2)                                           82,100          455,655
Hertz Global Holdings, Inc.(1, 2)                               694,000        2,727,420
Marten Transport Ltd.(2)                                        185,106        3,457,780
Ryder Systems, Inc.                                              34,668          981,451
Werner Enterprises, Inc.(1)                                     253,700        3,835,944
YRC Worldwide, Inc.(1, 2)                                        70,400          316,096
                                                                          --------------
                                                                              18,917,335
                                                                          --------------
TRADING COMPANIES & DISTRIBUTORS--1.1%
Applied Industrial Technologies, Inc.                           190,000        3,205,300
Beacon Roofing Supply, Inc.(1, 2)                               265,236        3,551,510
BlueLinx Holdings, Inc.(1, 2)                                    22,100           57,681
DXP Enterprises, Inc.(2)                                         49,900          515,467
GATX Corp.(1)                                                   118,654        2,400,370
H&E Equipment Services, Inc.(2)                                 160,336        1,050,201
Houston Wire & Cable Co.                                        235,829        1,827,675
Interline Brands, Inc.(2)                                        34,296          289,115
Kaman Corp.                                                      21,900          274,626
Rush Enterprises, Inc., Cl. A(2)                                314,582        2,806,071
TAL International Group, Inc.                                    13,989          102,399
Textainer Group Holdings Ltd.                                    44,748          302,049
Titan Machinery, Inc.(2)                                          9,300           83,607
United Rentals, Inc.(1, 2)                                      870,687        3,665,592
Watsco, Inc.                                                     27,700          942,631
WESCO International, Inc.(2)                                    521,000        9,440,520
                                                                          --------------
                                                                              30,514,814
                                                                          --------------
TRANSPORTATION INFRASTRUCTURE--0.0%
CAI International, Inc.(2)                                      206,400          584,112
INFORMATION TECHNOLOGY--22.8%
COMMUNICATIONS EQUIPMENT--3.4%
3Com Corp.(2)                                                 2,092,272        6,465,120
Acme Packet, Inc.(2)                                            158,500          962,095
ADC Telecommunications, Inc.(2)                                 161,800          710,302
ADTRAN, Inc.(1)                                                 240,400        3,896,884


                   28 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
COMMUNICATIONS EQUIPMENT CONTINUED
Aruba Networks, Inc.(1, 2)                                       26,800   $       84,152
Avocent Corp.(1, 2)                                             550,320        6,680,885
Bel Fuse, Inc., Cl. A                                            36,200          449,966
BigBand Networks, Inc.(2)                                       149,428          978,753
Black Box Corp.                                                  79,970        1,888,092
Blue Coat Systems, Inc.(2)                                       80,600          968,006
Brocade Communications Systems, Inc.(2)                       2,069,800        7,140,810
Ciena Corp.(1, 2)                                               694,500        5,403,210
Cogo Group, Inc.(2)                                              41,700          278,556
CommScope, Inc.(2)                                              434,800        4,939,328
Digi International, Inc.(2)                                     103,854          796,560
EchoStar Holding Corp.(2)                                        52,000          771,160
EMS Technologies, Inc.(2)                                       134,800        2,353,608
Emulex Corp.(2)                                               1,004,700        5,053,641
Extreme Networks, Inc.(2)                                       125,514          190,781
Finisar Corp.(2)                                                582,300          256,212
Harris Stratex Networks, Inc., Cl. A(2)                          77,374          297,890
Hughes Communications, Inc.(2)                                   25,200          303,156
InterDigital, Inc.(1, 2)                                        255,113        6,587,018
Ixia(2)                                                         312,691        1,616,612
JDS Uniphase Corp.(2)                                         2,084,079        6,773,257
Loral Space & Communications Ltd.(2)                              2,200           46,992
Netgear, Inc.(2)                                                 57,300          690,465
Oplink Communications, Inc.(2)                                   33,738          259,783
ParkerVision, Inc.(1, 2)                                         95,500          161,395
Performance Technologies, Inc.(2)                                20,200           52,318
Plantronics, Inc.                                               546,800        6,599,876
Polycom, Inc.(1, 2)                                             118,100        1,817,559
Powerwave Technologies, Inc.(2)                               1,416,431          841,360
SeaChange International, Inc.(2)                                163,862          937,291
ShoreTel, Inc.(1, 2)                                             69,600          299,976
Sonus Networks, Inc.(2)                                         445,800          699,906
Starent Networks Corp.(1, 2)                                    161,300        2,550,153
Symmetricom, Inc.(2)                                              6,500           22,750
Tekelec, Inc.(1, 2)                                             299,100        3,957,093
Tellabs, Inc.(2)                                              1,646,134        7,539,294
UTStarcom, Inc.(2)                                              714,822          557,561
ViaSat, Inc.(2)                                                  71,433        1,487,235
                                                                          --------------
                                                                              94,367,061
                                                                          --------------
COMPUTERS & PERIPHERALS--1.7%
3PAR, Inc.(2)                                                   103,500          679,995
Adaptec, Inc.(2)                                                553,290        1,327,896
Avid Technology, Inc.(1, 2)                                     231,900        2,119,566


                   29 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
COMPUTERS & PERIPHERALS CONTINUED
Electronics for Imaging, Inc.(2)                                361,942   $    3,547,032
Hutchinson Technology, Inc.(1, 2)                                60,630          157,638
Hypercom Corp.(2)                                                11,700           11,232
Imation Corp.(1)                                                210,554        1,610,738
Intermec, Inc.(1, 2)                                             28,199          293,270
Lexmark International, Inc., Cl. A(1, 2)                         23,200          391,384
NCR Corp.(2)                                                    112,200          891,990
Netezza Corp.(2)                                                215,075        1,462,510
Novatel Wireless, Inc.(2)                                        71,200          400,144
QLogic Corp.(2)                                                 827,800        9,205,136
Rackable Systems, Inc.(2)                                        59,700          242,382
Seagate Technology(1)                                           523,200        3,144,432
STEC, Inc.(1, 2)                                                480,840        3,543,791
Sun Microsystems, Inc.(2)                                       401,000        2,935,320
Synaptics, Inc.(1, 2)                                           277,300        7,420,548
Teradata Corp.(2)                                                56,200          911,564
Western Digital Corp.(2)                                        345,000        6,672,300
Xyratex Ltd.(2)                                                  87,300          192,060
                                                                          --------------
                                                                              47,160,928
                                                                          --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.7%
Acacia Research Corp.(2)                                        100,400          409,632
Agilent Technologies, Inc.(2)                                   157,500        2,420,775
Agilysys, Inc.                                                   28,100          120,830
Amphenol Corp., Cl. A                                            48,900        1,393,161
Anixter International, Inc.(1, 2)                               194,683        6,167,557
Arrow Electronics, Inc.(2)                                      274,800        5,237,688
Avnet, Inc.(2)                                                   31,400          549,814
AVX Corp.                                                        24,600          223,368
Benchmark Electronics, Inc.(1)                                  804,140        9,006,368
Brightpoint, Inc.(2)                                            380,800        1,629,824
Checkpoint Systems, Inc.(2)                                      17,200          154,284
China Security & Surveillance Technology, Inc.(2)                99,300          381,312
Cogent, Inc.(1, 2)                                               44,000          523,600
Cognex Corp.                                                    159,700        2,131,995
Coherent, Inc.(2)                                               169,700        2,927,325
CPI International, Inc.(2)                                          500            4,700
CTS Corp.(1)                                                    396,198        1,430,275
Daktronics, Inc.(1)                                             163,200        1,068,960
Dolby Laboratories, Inc., Cl. A(2)                                8,000          272,880
DTS, Inc.(1, 2)                                                 146,450        3,523,587
Echelon Corp.(2)                                                 33,500          271,015
Electro Scientific Industries, Inc.(1, 2)                       131,800          780,256
FARO Technologies, Inc.(2)                                       14,800          198,912


                   30 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Gerber Scientific, Inc.(2)                                       59,400   $      141,966
Ingram Micro, Inc., Cl. A(2)                                    137,600        1,739,264
Insight Enterprises, Inc.(2)                                    307,400          940,644
IPG Photonics Corp.(2)                                           25,100          211,342
Itron, Inc.(2)                                                   14,700          696,045
Jabil Circuit, Inc.                                             839,040        4,665,062
L-1 Identity Solutions, Inc.(1, 2)                               64,320          328,675
Littlefuse, Inc.(1, 2)                                          170,337        1,872,004
Maxwell Technologies, Inc.(2)                                    22,800          158,460
Measurement Specialties, Inc.(2)                                  1,600            6,544
Methode Electronics, Inc.                                       429,338        1,537,030
Molex, Inc.(1)                                                  117,300        1,611,702
MTS Systems Corp.                                                94,900        2,158,975
Multi-Fineline Electronix, Inc.(2)                              256,897        4,326,145
NAM TAI Electronics, Inc.                                        74,500          277,140
Newport Corp.(1, 2)                                             150,910          667,022
OSI Systems, Inc.(2)                                            122,700        1,872,402
Park Electrochemical Corp.                                      115,100        1,988,928
PC Connection, Inc.(2)                                           44,083          167,515
Plexus Corp.(2)                                                 247,900        3,425,978
RadiSys Corp.(2)                                                 16,680          101,081
Rofin-Sinar Technologies, Inc.(2)                               330,500        5,327,660
Rogers Corp.(1, 2)                                               45,100          851,488
Sanmina-SCI Corp.(2)                                          2,149,800          655,689
ScanSource, Inc.(1, 2)                                          169,512        3,149,533
SYNNEX Corp.(1, 2)                                              292,321        5,749,954
Tech Data Corp.(2)                                              354,972        7,731,290
Technitrol, Inc.                                                349,703          597,992
Trimble Navigation Ltd.(1, 2)                                    52,700          805,256
TTM Technologies, Inc.(1, 2)                                    658,000        3,816,400
Tyco Electronics Ltd.                                            25,300          279,312
Universal Display Corp.(2)                                        2,109           19,340
Vishay Intertechnology, Inc.(2)                               1,631,738        5,678,448
Zygo Corp.(2)                                                     9,310           42,733
                                                                          --------------
                                                                             104,427,137
                                                                          --------------
INTERNET SOFTWARE & SERVICES--2.1%
Akamai Technologies, Inc.(2)                                     92,800        1,800,320
Art Technology Group, Inc.(2)                                   390,200          995,010
AsiaInfo Holdings, Inc.(2)                                      240,400        4,050,740
comScore, Inc.(2)                                                32,400          391,716
DealerTrack Holdings, Inc.(2)                                    40,514          530,733
Digital River, Inc.(1, 2)                                       223,994        6,679,501
EarthLink, Inc.(2)                                              584,726        3,841,650


                   31 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
INTERNET SOFTWARE & SERVICES CONTINUED
Imergent, Inc.                                                   78,400   $      352,800
Internap Network Services Corp.(2)                               19,200           51,648
j2 Global Communications, Inc.(2)                               270,868        5,929,301
Knot, Inc. (The)(2)                                              44,700          366,540
Limelight Networks, Inc.(2)                                       8,800           29,480
Liquidity Services, Inc.(2)                                      16,300          113,937
LoopNet, Inc.(1, 2)                                             161,300          980,704
Marchex, Inc., Cl. B(1)                                         186,980          643,211
Mercadolibre, Inc.(1, 2)                                         39,700          736,435
ModusLink Global Solutions, Inc.(1, 2)                          186,984          484,289
Move, Inc.(2)                                                   120,923          175,338
National Information Consortium, Inc.                           164,705          856,466
NaviSite, Inc.(2)                                                72,500           29,000
Open Text Corp.(1, 2)                                           144,500        4,976,580
Perficient, Inc.(2)                                              39,400          212,760
RealNetworks, Inc.(2)                                           146,000          340,180
S1 Corp.(2)                                                     606,860        3,125,329
Savvis, Inc.(2)                                                  14,100           87,279
Sohu.com, Inc.(1, 2)                                             59,100        2,441,421
SonicWALL, Inc.(2)                                              391,039        1,744,034
SoundBite Communications, Inc.(2)                               110,000          159,500
TheStreet.com, Inc.(1)                                           99,920          196,842
United Online, Inc.                                             538,112        2,399,980
ValueClick, Inc.(2)                                             882,261        7,508,041
Vignette Corp.(2)                                               230,100        1,537,068
VistaPrint Ltd.(1, 2)                                           106,236        2,920,428
Vocus, Inc.(2)                                                   99,000        1,315,710
Zix Corp.(1, 2)                                                  77,600           79,928
                                                                          --------------
                                                                              58,083,899
                                                                          --------------
IT SERVICES--2.3%
Acxiom Corp.                                                    907,088        6,712,451
CIBER, Inc.(2)                                                  848,730        2,317,033
Cognizant Technology Solutions Corp.(2)                          12,700          264,033
Computer Sciences Corp.(2)                                       24,760          912,158
Convergys Corp.(1, 2)                                         1,323,596       10,694,656
CSG Systems International, Inc.(1, 2)                           297,225        4,244,373
Euronet Worldwide, Inc.(1, 2)                                    61,280          800,317
Exlservice Holdings, Inc.(2)                                     74,800          644,776
Fiserv, Inc.(2)                                                   7,700          280,742
Forrester Research, Inc.(2)                                      71,100        1,461,816
Gartner, Inc.(2)                                                274,300        3,020,043
Global Cash Access, Inc.(2)                                     327,538        1,251,195
Hackett Group, Inc. (The)(2)                                     22,800           46,056


                   32 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
IT SERVICES CONTINUED
Heartland Payment Systems, Inc.(1)                              183,068   $    1,210,079
Hewitt Associates, Inc.(2)                                       27,300          812,448
iGate Corp.                                                     183,394          594,197
infoGROUP, Inc.(2)                                               93,200          387,712
Integral Systems, Inc.(2)                                       198,105        1,703,703
Mastech Holdings, Inc.(2)                                         3,280            6,658
NCI, Inc., Cl. A(2)                                              18,280          475,280
Ness Technologies, Inc.(2)                                      113,400          334,530
NeuStar, Inc., Cl. A(1, 2)                                      288,813        4,837,618
Online Resources & Communications Corp.(2)                        6,300           26,523
Perot Systems Corp., Cl. A(2)                                   456,750        5,882,940
RightNow Technologies, Inc.(2)                                  292,328        2,212,923
Sapient Corp.(2)                                              1,025,800        4,585,326
Syntel, Inc.                                                     42,633          877,387
TeleTech Holdings, Inc.(2)                                      547,489        5,962,155
Total System Services, Inc.                                      63,700          879,697
Unisys Corp.(2)                                               1,469,700          778,941
VeriFone Holdings, Inc.(2)                                      108,200          735,760
Wright Express Corp.(2)                                           6,110          111,324
                                                                          --------------
                                                                              65,064,850
                                                                          --------------
OFFICE ELECTRONICS--0.1%
Xerox Corp.                                                     240,700        1,095,185
Zebra Technologies Corp., Cl. A(2)                              147,900        2,813,058
                                                                          --------------
                                                                               3,908,243
                                                                          --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.0%
Actel Corp.(2)                                                  241,400        2,442,968
Advanced Analogic Technologies, Inc.(2)                          14,000           50,400
Advanced Energy Industries, Inc.(2)                             425,356        3,202,931
Amkor Technology, Inc.(1, 2)                                  2,132,310        5,714,591
Analog Devices, Inc.                                             57,100        1,100,317
Applied Micro Circuits Corp.(2)                                 556,148        2,702,879
Atmel Corp.(2)                                                1,900,500        6,898,815
ATMI, Inc.(2)                                                   322,941        4,982,980
Broadcom Corp., Cl. A(1, 2)                                      73,700        1,472,526
Brooks Automation, Inc.(2)                                      571,656        2,635,334
Cabot Microelectronics Corp.(1, 2)                              216,300        5,197,689
Cavium Networks, Inc.(2)                                         86,300          995,902
Cirrus Logic, Inc.(2)                                           577,311        2,170,689
Cohu, Inc.                                                       95,600          688,320
Conexant Systems, Inc.(2)                                       113,800           73,970
Cymer, Inc.(2)                                                   24,000          534,240
Diodes, Inc.(2)                                                  77,900          826,519
DSP Group, Inc.(2)                                               80,102          346,041


                   33 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Entegris, Inc.(2)                                             1,667,560   $    1,434,102
Exar Corp.(2)                                                   223,700        1,395,888
Fairchild Semiconductor International, Inc., Cl. A(2)         1,503,318        5,607,376
FEI Co.(2)                                                       35,000          540,050
Integrated Device Technology, Inc.(2)                         1,754,600        7,983,430
Intellon Corp.(2)                                               109,300          240,460
International Rectifier Corp.(2)                                268,600        3,628,786
Intersil Corp., Cl. A                                           170,400        1,959,600
IXYS Corp.                                                      126,167        1,016,906
Kulicke & Soffa Industries, Inc.(2)                             120,900          316,758
Lattice Semiconductor Corp.(2)                                1,156,328        1,595,733
LSI Corp.(2)                                                  1,082,700        3,291,408
Marvell Technology Group Ltd.(2)                                168,900        1,547,124
Mattson Technology, Inc.(2)                                      65,631           55,196
MEMC Electronic Materials, Inc.(2)                              123,100        2,029,919
Micrel, Inc.                                                    557,700        3,926,208
Micron Technology, Inc.(2)                                       76,200          309,372
Microsemi Corp.(2)                                               20,500          237,800
Microtune, Inc.(2)                                               96,000          174,720
MKS Instruments, Inc.(2)                                        548,900        8,052,363
Monolithic Power Systems, Inc.(2)                               269,400        4,175,700
National Semiconductor Corp.                                     77,800          799,006
Netlogic Microsystems, Inc.(1, 2)                                44,068        1,210,989
Novellus Systems, Inc.(2)                                       199,200        3,312,696
NVIDIA Corp.(1, 2)                                              154,158        1,519,998
OmniVision Technologies, Inc.(2)                                459,458        3,087,558
ON Semiconductor Corp.(2)                                       388,472        1,515,041
Pericom Semiconductor Corp.(2)                                  419,992        3,070,142
PMC-Sierra, Inc.(1, 2)                                          867,800        5,536,564
RF Micro Devices, Inc.(2)                                     1,590,800        2,115,764
Rudolph Technologies, Inc.(2)                                    32,100           97,263
Semtech Corp.(1, 2)                                             331,620        4,427,127
Sigma Designs, Inc.(1, 2)                                        58,800          731,472
Silicon Image, Inc.(2)                                          944,735        2,267,364
Silicon Laboratories, Inc.(1, 2)                                139,200        3,674,880
Silicon Storage Technology, Inc.(2)                             292,800          483,120
Skyworks Solutions, Inc.(2)                                   1,310,080       10,559,245
Standard Microsystems Corp.(1, 2)                               117,500        2,185,500
Supertex, Inc.(2)                                                99,400        2,296,140
Techwell, Inc.(2)                                                37,100          234,101
Teradyne, Inc.(2)                                             1,776,949        7,783,037
Tessera Technologies, Inc.(2)                                    73,200          978,684
TriQuint Semiconductor, Inc.(2)                                 489,900        1,210,053


                   34 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Ultra Clean Holdings, Inc.(2)                                    25,300   $       27,071
Ultratech, Inc.(2)                                              277,319        3,463,714
Varian Semiconductor Equipment Associates, Inc.(1, 2)           209,100        4,529,106
Veeco Instruments, Inc.(2)                                      412,700        2,752,709
Verigy Ltd.(2)                                                  186,200        1,536,150
Volterra Semiconductor Corp.(1, 2)                              295,000        2,489,800
Zoran Corp.(2)                                                   94,370          830,456
                                                                          --------------
                                                                             166,280,760
                                                                          --------------
SOFTWARE--3.5%
ACI Worldwide, Inc.(2)                                           21,000          393,750
Advent Software, Inc.(1, 2)                                      40,800        1,359,048
ArcSight, Inc.(2)                                                 5,600           71,512
Aspen Technology, Inc.(2)                                       572,190        3,999,608
Autodesk, Inc.(2)                                               103,000        1,731,430
Blackbaud, Inc.                                                  20,000          232,200
Bottomline Technologies, Inc.(2)                                 54,070          355,781
Cadence Design Systems, Inc.(2)                               1,029,084        4,322,153
Commvault Systems, Inc.(1, 2)                                     2,860           31,374
Compuware Corp.(2)                                              369,400        2,434,346
Double-Take Software, Inc.(2)                                    39,100          264,316
Epicor Software Corp.(2)                                         28,500          108,585
EPIQ Systems, Inc.(1, 2)                                         84,650        1,526,240
FactSet Research Systems, Inc.(1)                                19,200          959,808
Fair Isaac Corp.(1)                                             565,200        7,952,364
FalconStor Software, Inc.(2)                                     76,722          183,366
i2 Technologies, Inc.(1, 2)                                      34,700          274,130
Interactive Intelligence, Inc.(1, 2)                             69,700          631,482
JDA Software Group, Inc.(2)                                     242,200        2,797,410
Kenexa Corp.(2)                                                 130,552          703,675
Lawson Software, Inc.(2)                                         78,500          333,625
Manhattan Associates, Inc.(1, 2)                                223,000        3,862,360
Mentor Graphics Corp.(1, 2)                                     578,600        2,568,984
MICROS Systems, Inc.(2)                                         181,700        3,406,875
MicroStrategy, Inc., Cl. A(2)                                    69,129        2,363,521
MSC.Software Corp.(2)                                            54,700          308,508
Net 1 UEPS Technologies, Inc.(2)                                454,900        6,919,029
NetScout Systems, Inc.(2)                                       105,100          752,516
Parametric Technology Corp.(2)                                  681,650        6,802,867
Pegasystems, Inc.                                                10,700          198,699
Phoenix Technologies Ltd.(2)                                     23,400           37,908
Progress Software Corp.(2)                                      170,950        2,967,692
PROS Holdings, Inc.(2)                                           19,725           91,721
Quest Software, Inc.(2)                                         369,200        4,681,456


                   35 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
SOFTWARE CONTINUED
Radiant Systems, Inc.(2)                                        207,500   $      915,075
Smith Micro Software, Inc.(2)                                    51,110          267,305
Solera Holdings, Inc.(2)                                         17,200          426,216
SPSS, Inc.(1, 2)                                                 84,500        2,402,335
Sybase, Inc.(2)                                                  40,700        1,232,803
Symyx Technologies, Inc.(2)                                      42,100          187,345
Synchronoss Technologies, Inc.(1, 2)                            151,300        1,854,938
Synopsys, Inc.(2)                                                33,900          702,747
Take-Two Interactive Software, Inc.                             505,200        4,218,420
Taleo Corp., Cl. A(2)                                           172,293        2,036,503
TIBCO Software, Inc.(2)                                       1,669,100        9,797,617
Tyler Technologies, Inc.(1, 2)                                  198,200        2,899,666
Ultimate Software Group, Inc. (The)(1, 2)                        53,270          919,440
Wind River Systems, Inc.(2)                                     632,425        4,047,520
                                                                          --------------
                                                                              97,536,269
                                                                          --------------
MATERIALS--5.3%
CHEMICALS--2.5%
Ashland, Inc.                                                   711,281        7,347,533
Balchem Corp.                                                    37,500          942,375
Cabot Corp.                                                     115,814        1,217,205
CF Industries Holdings, Inc.                                     27,600        1,963,188
Cytec Industries, Inc.                                          153,100        2,299,562
Eastman Chemical Co.                                             26,000          696,800
Ferro Corp.                                                     443,400          634,062
Fuller (H.B.) Co.                                               279,651        3,635,463
GenTek, Inc.(1, 2)                                               10,500          183,645
ICO, Inc.(1, 2)                                                 201,300          414,678
Innophos Holdings, Inc.                                         174,880        1,972,646
Innospec, Inc.                                                  216,433          815,952
Koppers Holdings, Inc.                                          194,400        2,822,688
Landec Corp.(2)                                                 123,200          686,224
LSB Industries, Inc.(1, 2)                                      132,790        1,313,293
Minerals Technologies, Inc.                                      79,000        2,531,950
NewMarket Corp.                                                 104,460        4,627,578
NOVA Chemicals Corp.                                            643,500        3,706,560
Olin Corp.                                                      403,596        5,759,315
OM Group, Inc.(2)                                               245,710        4,747,117
Penford Corp.                                                     9,400           34,122
PolyOne Corp.(2)                                                801,500        1,851,465
Quaker Chemical Corp.                                            91,400          725,716
Rockwood Holdings, Inc.(2)                                      297,171        2,359,538
Schulman (A.), Inc.                                             181,529        2,459,718
ShengdaTech, Inc.(2)                                              2,148            6,659
Spartech Corp.                                                  230,871          567,943
Stepan Co.                                                       48,099        1,313,103
Terra Industries, Inc.                                          187,154        5,257,156


                   36 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
CHEMICALS CONTINUED
Valhi, Inc.(1)                                                   13,400   $      125,692
Valspar Corp. (The)                                             114,693        2,290,419
W.R. Grace & Co.(2)                                               9,100           57,512
Zep, Inc.                                                       207,275        2,120,423
Zoltek Cos., Inc.(1, 2)                                         183,400        1,248,954
                                                                          --------------
                                                                              68,736,254
                                                                          --------------
CONSTRUCTION MATERIALS--0.1%
Headwaters, Inc.(1, 2)                                          545,758        1,713,680
Texas Industries, Inc.(1)                                        22,902          572,550
                                                                          --------------
                                                                               2,286,230
                                                                          --------------
CONTAINERS & PACKAGING--0.5%
Bway Holding Co.(2)                                              10,700           84,423
Myers Industries, Inc.                                          244,407        1,500,659
Packaging Corp. of America                                       74,100          964,782
Rock-Tenn Co., Cl. A                                             36,600          990,030
Sealed Air Corp.                                                 40,300          556,140
Sonoco Products Co.                                              52,300        1,097,254
Temple-Inland, Inc.(1)                                        1,435,528        7,708,785
                                                                          --------------
                                                                              12,902,073
                                                                          --------------
METALS & MINING--1.9%
A. M. Castle & Co.                                              204,902        1,827,726
AK Steel Holding Corp.                                          781,000        5,560,720
Allegheny Technologies, Inc.(1)                                  90,900        1,993,437
Amerigo Resources Ltd.                                          757,900          174,327
Brush Engineered Materials, Inc.(2)                             218,384        3,028,986
Carpenter Technology Corp.                                      440,364        6,217,940
Century Aluminum Co.(1, 2)                                      586,586        1,237,696
Cliffs Natural Resources, Inc.                                   30,400          552,064
Commercial Metals Co.                                            29,800          344,190
Farallon Resources Ltd.(2)                                    1,036,200          143,825
General Steel Holdings, Inc.(1, 2)                               82,100          215,923
Haynes International, Inc.(2)                                   126,611        2,256,208
Hecla Mining Co.(1, 2)                                          455,200          910,400
Horsehead Holding Corp.(2)                                       40,907          224,989
Kaiser Aluminum Corp.                                            56,217        1,299,737
Olympic Steel, Inc.                                             181,995        2,760,864
Redcorp Ventures Ltd., Legend Shares(2, 3)                    4,502,900           35,715
Reliance Steel & Aluminum Co.                                   167,300        4,405,009
RTI International Metals, Inc.(1, 2)                            356,675        4,173,098
Schnitzer Steel Industries, Inc.(1)                             220,796        6,930,786
Sims Metal Management Ltd., Sponsored ADR                       307,840        3,669,453
Stillwater Mining Co.(2)                                        368,854        1,364,760
Sutor Technology Group Ltd.(2)                                    8,600           12,040
Titanium Metals Corp.(1)                                        230,420        1,260,397
United States Steel Corp.                                        32,700          690,951


                   37 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
METALS & MINING CONTINUED
Universal Stainless & Alloy Products, Inc.(1, 2)                 30,100   $      291,067
Worthington Industries, Inc.                                    299,120        2,605,335
Yamana Gold, Inc.                                                51,405          479,883
                                                                          --------------
                                                                              54,667,526
                                                                          --------------
PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc.(2)                                   272,668          580,783
Clearwater Paper Corp.(2)                                        23,757          190,769
Deltic Timber Corp.                                               7,700          303,457
Domtar Corp.(1, 2)                                            1,211,800        1,151,210
Glatfelter                                                      265,900        1,659,216
Louisiana-Pacific Corp.                                         493,613        1,100,757
MeadWestvaco Corp.                                               44,700          535,953
Mercer International, Inc.(1, 2)                                 76,300           50,358
Neenah Paper, Inc.(1)                                            72,769          264,151
Schweitzer-Mauduit International, Inc.                           56,180        1,037,083
Verso Paper Corp.                                                22,900           14,656
Wausau Paper Corp.                                              424,216        2,231,376
Weyerhaeuser Co.                                                  9,900          272,943
                                                                          --------------
                                                                               9,392,712
                                                                          --------------
TELECOMMUNICATION SERVICES--2.0%
DIVERSIFIED TELECOMMUNICATION SERVICES--1.4%
Alaska Communications Systems Group, Inc.(1)                    107,395          719,547
Atlantic Tele-Network, Inc.                                      85,485        1,639,602
Cbeyond, Inc.(1, 2)                                              94,438        1,778,268
CenturyTel, Inc.                                                  9,900          278,388
Cincinnati Bell, Inc.(2)                                      2,357,220        5,421,606
Cogent Communications Group, Inc.(1, 2)                         287,225        2,068,020
Embarq Corp.                                                     49,700        1,881,145
General Communication, Inc., Cl. A(2)                            60,200          402,136
Global Crossing Ltd.(2)                                          90,580          634,060
Iowa Telecommunications Services, Inc.                          191,100        2,190,006
NTELOS Holdings Corp.(1)                                        252,275        4,576,269
PAETEC Holding Corp.(2)                                          59,400           85,536
Premiere Global Services, Inc.(2)                               869,180        7,666,168
Qwest Communications International, Inc.(1)                     114,800          392,616
tw telecom, Inc.(2)                                             865,400        7,572,250
                                                                          --------------
                                                                              37,305,617
                                                                          --------------
WIRELESS TELECOMMUNICATION SERVICES--0.6%
Centennial Communications Corp.(2)                            1,016,200        8,393,812
ICO Global Communication Holdings Ltd.(2)                        49,000           17,150
iPCS, Inc.(2)                                                    85,954          834,613
NII Holdings, Inc.(2)                                            48,800          732,000
Syniverse Holdings, Inc.(2)                                     286,065        4,508,384
Telephone & Data Systems, Inc.                                   26,300          697,213
United States Cellular Corp.(2)                                  31,030        1,034,540


                   38 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                              Shares           Value
                                                           ------------   --------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
USA Mobility, Inc.                                              131,967   $    1,215,416
                                                                          --------------
                                                                              17,433,128
                                                                          --------------
UTILITIES--0.4%
ENERGY TRADERS--0.1%
Canadian Hydro Developers, Inc.,
Legend Shares(2)                                                306,000          580,060
Reliant Energy, Inc.(2)                                         121,000          385,990
                                                                          --------------
                                                                                 966,050
                                                                          --------------
GAS UTILITIES--0.0%
Laclede Group, Inc. (The)                                        15,200          592,496
MULTI-UTILITIES--0.2%
Avista Corp.                                                    156,730        2,159,739
CH Energy Group, Inc.                                            57,000        2,673,300
DTE Energy Co.                                                    9,600          265,920
PNM Resources, Inc.                                              85,095          702,885
                                                                          --------------
                                                                               5,801,844
                                                                          --------------
WATER UTILITIES--0.1%
Cascal NV                                                       289,300          908,402
SJW Corp.(1)                                                     77,100        1,960,653
                                                                          --------------
                                                                               2,869,055
                                                                          --------------
Total Common Stocks (Cost $4,506,478,203)                                  2,764,966,257

                                                               Units
                                                           ------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Redcorp Ventures Ltd. Wts., Strike Price 0.65CAD, Exp.
   7/5/09(2, 4)                                               2,251,450               --
United America Indemnity Ltd., Cl. A Rts., Strike
   Price $3.50, Exp. 4/6/09(2)                                  180,153           92,441
                                                                          --------------
Total Rights, Warrants and Certificates (Cost $698,144)                           92,441

                                                              Shares
                                                           ------------
INVESTMENT COMPANIES--1.2%
Allied Capital Corp.(1)                                         243,500          387,165
Apollo Investment Corp.                                         394,490        1,372,810
Capital Southwest Corp.                                           1,100           84,029
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.80%(5, 6)                                               33,142,455       33,142,455
                                                                          --------------
Total Investment Companies (Cost $34,557,565)                                 34,986,459
                                                                          --------------
Total Investments, at Value (excluding Investments
   Purchased with Cash Collateral from Securities
   Loaned) (Cost $4,541,733,912)                                           2,800,045,157
                                                                          --------------


                   39 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

                                                             Principal
                                                              Amount/
                                                              Shares
                                                           ------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--19.9%(7)
Carrington Mortgage Loan Trust, Series 2007-RFC1, Cl.
   A1, 0.57%, 4/27/09                                        11,909,301       10,877,726
Credit-Based Asset Servicing & Securitization LLC,
   0.56%, 4/27/09                                               399,780          393,354

                                                             Principal
                                                              Amount/
                                                              Shares           Value
                                                           ------------   --------------
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 0.61%,
   4/27/09                                                    1,595,229   $    1,283,305
Home Equity Asset Trust, Series 2006-6, Cl. 2A1, 0.58%,
   4/27/09                                                    1,359,518        1,271,801
Jackson National Life Global Fund, 1.29%, 6/2/09             25,000,000       24,957,725
LINKS Finance LLC, 0.35%, 6/29/09                            45,000,000       44,799,480
Merrill Lynch & Co., 0.41%, 5/8/09                           30,000,000       29,778,180
Merrill Lynch & Co., 0.42%, 6/29/09                          40,000,000       39,278,200
Morgan Stanley ABS Capital I, Series 2007-NC2, Cl. A2A,
   0.63%, 4/27/09                                             8,717,649        6,885,176
Morgan Stanley ABS Capital I, Series 2007-NC4, Cl. A2A,
   0.60%, 4/27/09                                            12,116,974        7,024,413
OFI Liquid Assets Fund, LLC, 0.92%(5, 6)                    383,927,196      383,927,196
Option One Mortgage Loan Trust, Series 2007-2, Cl. SA1,
   0.61%, 4/27/09                                             4,865,336        4,425,508
                                                                          --------------
Total Investments Purchased with Cash Collateral from
   Securities Loaned (Cost $564,888,076)                                     554,902,064
                                                                          --------------
Total Investments, at Value (Cost $5,106,621,988)                 120.3%   3,354,947,221
Liabilities in Excess of Other Assets                             (20.3)    (566,844,486)
                                                           ------------   --------------
Net Assets                                                        100.0%  $2,788,102,735
                                                           ------------   --------------

Footnotes to Statement of Investments

STRIKE PRICE IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCY:

CAD Canadian Dollar

(1.) Partial or fully-loaned security. See accompanying Notes.

(2.) Non-income producing security.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $480,310 or 0.02% of the Fund's net assets as of March 31, 2009.


                   40 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

(4.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2009 was $466,130, which represents 0.02% of the Fund's net assets, of which $464,586 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                   ACQUISITION                          UNREALIZED
SECURITY                               DATE        COST       VALUE    DEPRECIATION
--------                           -----------   --------   --------   ------------
Tusk Energy Corp., Legend Shares    11/15/04     $492,524   $464,586      $27,938

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                             SHARES          GROSS           GROSS           SHARES
                                         JUNE 30, 2008     ADDITIONS       REDUCTIONS    MARCH 31, 2009
                                         -------------   -------------   -------------   --------------
OFI Liquid Assets Fund, LLC                        --    3,275,011,350   2,891,084,154     383,927,196
Oppenheimer Institutional Money Market
   Fund, Cl. E                             38,604,527      802,529,093     807,991,165      33,142,455

                                             VALUE         INCOME
                                         ------------   -----------
OFI Liquid Assets Fund, LLC              $383,927,196   $11,667,825(a)
Oppenheimer Institutional Money Market
   Fund, Cl. E                             33,142,455       612,681
                                         ------------   -----------
                                         $417,069,651   $12,280,506
                                         ============   ===========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(6.) Rate shown is the 7-day yield as of March 31, 2009.

(7.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.


                   41 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of March 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $3,183,871,569         $--
Level 2--Other Significant Observable Inputs      171,073,967          --
Level 3--Significant Unobservable Inputs                1,685          --
                                               --------------         ---
   Total                                       $3,354,947,221         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


                   42 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.


                   43 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.


                   44 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund


                   45 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2009, the Fund had on loan securities valued at $553,042,201. Collateral of $564,888,076 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                   46 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2009 / Unaudited

Federal tax cost of securities   $ 5,167,974,230
                                 ===============
Gross unrealized appreciation    $   108,979,861
Gross unrealized depreciation     (1,922,006,870)
                                 ---------------
Net unrealized depreciation      $(1,813,027,009)
                                 ===============


                   47 | Oppenheimer Main Street Small Cap Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2009